UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz       290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2011 (unaudited)

Financial Services Series	Shares	Value

COMMON STOCKS - 96.6%
Financials - 77.4%
Capital Markets - 22.5%
The Bank of New York Mellon Corp.[1]	219,000	$6,541,530
The Charles Schwab Corp.	264,000	4,759,920
Credit Suisse Group AG - ADR (Switzerland)	34,600	1,473,268
Evercore Partners, Inc. - Class A	46,700	1,601,343
GAM Holding AG (Switzerland)*[2]	342,110	6,491,111
The Goldman Sachs Group, Inc.	18,300	2,900,001
Greenhill & Co., Inc.	20,300	1,335,537
Lazard Ltd. - Class A (Bermuda)	37,500	1,559,250
Northern Trust Corp.	54,000	2,740,500
State Street Corp.	123,000	5,527,620

		34,930,080

Commercial Banks - 22.0%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	241,000	2,892,000
Banco Santander S.A. - ADR (Spain)	385,000	4,512,200
Barclays plc - ADR (United Kingdom)	66,000	1,197,240
CIT Group, Inc.*	36,500	1,553,075
First Commonwealth Financial Corp.	423,000	2,897,550
First Financial BanCorp	80,000	1,335,200
HSBC Holdings plc - ADR (United Kingdom)	83,540	4,327,372
ICICI Bank Ltd. - ADR (India)	65,260	3,251,906
Societe Generale - ADR (France)[3]	137,050	1,777,539
Standard Chartered plc (United Kingdom)[2]	116,000	3,008,929
U.S. BanCorp	169,670	4,484,378
Wells Fargo & Co.	92,000	2,916,400

		34,153,789

Consumer Finance - 5.1%
American Express Co.	71,400	3,227,280
Discover Financial Services	142,000	3,425,040
Green Dot Corp. - Class A*	30,100	1,291,591

		7,943,911

Diversified Financial Services - 13.6%
Bank of America Corp.	205,000	2,732,650
Deutsche Boerse AG (Germany)[2]	37,000	2,801,071
JPMorgan Chase & Co.	161,000	7,422,100
MarketAxess Holdings, Inc.	145,000	3,509,000
Moody’s Corp.	141,000	4,781,310

		21,246,131

Insurance - 8.8%
Allianz SE (Germany)[2]	37,000	5,180,925
The Allstate Corp.	124,000	3,940,720

1

Investment Portfolio - March 31, 2011 (unaudited)

Financial Services Series	Shares	Value

COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Zurich Financial Services AG (Switzerland)[2]	16,500	$4,612,361

		13,734,006

Thrifts & Mortgage Finance - 5.4%
First Niagara Financial Group, Inc.	296,000	4,019,680
People’s United Financial, Inc.	345,000	4,340,100

		8,359,780

Total Financials		120,367,697

Information Technology - 19.2%
IT Services - 19.2%
Automatic Data Processing, Inc.	85,550	4,389,570
Cielo S.A. (Brazil)	370,000	3,141,028
MasterCard, Inc. - Class A	24,700	6,217,484
Redecard S.A. (Brazil)	240,000	3,520,657
Visa, Inc. - Class A	85,100	6,265,062
The Western Union Co.	305,000	6,334,850

Total Information Technology		29,868,651

TOTAL COMMON STOCKS (Identified Cost $140,811,026)		150,236,348

SHORT-TERM INVESTMENTS - 3.1%
Dreyfus Cash Management, Inc. - Institutional Shares[4] , 0.12% (Identified Cost $4,757,140)	4,757,140	4,757,140

TOTAL INVESTMENTS - 99.7% (Identified Cost $145,568,166)		154,993,488
OTHER ASSETS, LESS LIABILITIES - 0.3%		448,515

NET ASSETS - 100%		$155,442,003

ADR - American Depository Receipt

*Non-income producing security

1The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.

2Values were adjusted following the close of local trading using a factor from a third party vendor.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4Rate shown is the current yield as of March 31, 2011.

2

Investment Portfolio - March 31, 2011 (unaudited)

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$145,673,576
Unrealized appreciation	$13,747,899
Unrealized depreciation	(4,427,987)

Net unrealized appreciation	$9,319,912

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Financials	$120,367,697	$96,495,761	$23,871,936	$—
Information Technology	29,868,651	29,868,651	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	4,757,140	4,757,140	—	—
Other financial instruments**	—	—	—	—

Total assets	154,993,488	131,121,552	23,871,936	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$154,993,488	$131,121,552	$23,871,936	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

3

Investment Portfolio - March 31, 2011 (unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2011 (unaudited)

Life Sciences Series	Shares	Value

COMMON STOCKS - 94.7%
Financials - 0.0%
Insurance - 0.0%
Avalon HealthCare Holdings, Inc.*[1,2,3,4]	38,359	$—

Health Care - 94.7%
Biotechnology - 14.4%
Amgen, Inc.*	145,770	7,791,406
Cangene Corp. (Canada)*	475,000	1,283,651
Dendreon Corp.*	146,000	5,464,780
Exact Sciences Corp.	51,100	376,096
InterMune, Inc.*	124,000	5,851,560
Momenta Pharmaceuticals, Inc.*	312,230	4,948,846
Myriad Genetics, Inc.*	292,250	5,888,838
Swedish Orphan Biovitrum AB (Sweden)*[6]	740,501	3,381,644
United Therapeutics Corp.*	114,500	7,673,790

		42,660,611

Health Care Equipment & Supplies - 39.9%
Abaxis, Inc.*	232,500	6,705,300
Alere, Inc.*	273,000	10,685,220
Alere, Inc.*[3,5]	122,000	4,775,080
Becton, Dickinson and Co.	20,078	1,598,610
Cochlear Ltd. (Australia)[6]	141,230	12,118,828
Conceptus, Inc.*	405,000	5,852,250
DexCom, Inc.*	815,000	12,648,800
Endologix, Inc.*	191,200	1,296,336
Gen-Probe, Inc.*	165,040	10,950,404
Hogy Medical Co. Ltd. (Japan)[6]	99,000	4,237,647
Hologic, Inc.*	160,000	3,552,000
Insulet Corp.*	633,970	13,072,461
Quidel Corp.*	550,000	6,578,000
Sirona Dental Systems, Inc.*	128,100	6,425,496
Straumann Holding AG (Switzerland)[6]	32,717	8,395,200
Zoll Medical Corp.*	215,000	9,634,150

		118,525,782

Health Care Providers & Services - 19.9%
Assisted Living Concepts, Inc. - Class A*	106,035	4,150,210
Bio-Reference Laboratories, Inc.*	280,000	6,283,200
Brookdale Senior Living, Inc.*	494,000	13,832,000
Capital Senior Living Corp.*	470,000	4,991,400
China Cord Blood Corp. (Hong Kong)*	894,000	2,914,440
Cross Country Healthcare, Inc.*	490,300	3,839,049
Diagnosticos da America S.A. (Brazil)	542,000	6,938,290
ePocrates, Inc.*	25,000	495,000

1

Investment Portfolio - March 31, 2011 (unaudited)

Life Sciences Series	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)[6]	614,000	$7,609,633
Sunrise Senior Living, Inc.*	671,000	8,005,030

		59,058,252

Health Care Technology - 5.8%
Allscripts Healthcare Solutions, Inc.*	277,000	5,814,230
Cerner Corp.*	104,000	11,564,800

		17,379,030

Life Sciences Tools & Services - 6.7%
Luminex Corp.*	56,900	1,067,444
QIAGEN N.V. (Netherlands)*	273,000	5,473,650
Sequenom, Inc.*	1,085,000	6,868,050
WuXi PharmaTech (Caymen), Inc. - ADR (China)*	423,880	6,553,185

		19,962,329

Pharmaceuticals - 8.0%
Green Cross Corp. (South Korea)[6]	43,000	5,307,335
Kalbe Farma Tbk PT (Indonesia)[6]	16,650,000	6,493,936
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	66,500	3,336,305
UCB S.A. (Belgium)[6]	228,939	8,691,423
		23,828,999

Total Health Care		281,415,003

TOTAL COMMON STOCKS (Identified Cost $223,354,838)		281,415,003

PREFERRED STOCKS - 0.0%
Financials - 0.0%
Insurance - 0.0%
Avalon HealthCare Holdings, Inc. - Series D*[2,3,4,7]
(Identified Cost $2,312,500)	925,000	—

WARRANTS - 0.1%
Financials - 0.0%
Insurance - 0.0%
Avalon HealthCare Holdings, Inc., 2/27/2014[2,3,4,8]	38,359	—

2

Investment Portfolio - March 31, 2011 (unaudited)

Life Sciences Series	Shares	Value

WARRANTS (continued)

Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Caliper Life Sciences, Inc., 8/10/2011*	401,109	$180,499

TOTAL WARRANTS (Identified Cost $195,276)		180,499

SHORT-TERM INVESTMENTS - 3.6%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.12%,
(Identified Cost $10,653,545)	10,653,545	$10,653,545

TOTAL INVESTMENTS - 98.4%
(Identified Cost $236,516,159)		292,249,047
OTHER ASSETS, LESS LIABILITIES - 1.6%		4,776,588

NET ASSETS - 100%		$297,025,635

ADR - American Depository Receipt

*Non-income producing security

1This security was acquired on February 27, 2009 at a cost of $76,718 ($2.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

2Affiliated company as defined by the Investment Company Act of 1940.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $4,775,080, or 1.6% of the Series’  net assets as of March 31, 2011.

4Security has been valued at fair value.

5This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.

6Values were adjusted following the close of local trading using a factor from a third party vendor.

7This security was acquired on June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

8This security was acquired on February 27, 2009 at a cost of $19,180 ($0.50 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.

9Rate shown is the current yield as of March 31, 2011.

 Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$236,713,458
Unrealized appreciation	$64,308,707
Unrealized depreciation	(8,773,118)

Net unrealized appreciation	$55,535,589

3

Investment Portfolio - March 31, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March, 31 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Financials	$—	$—	$—	$—	****
Health Care	281,595,502	225,359,856	56,235,646	—
Preferred securities	—	—	—	—
Financials	—	—	—	—	****
Debt securities	—	—	—	—
Mutual funds	10,653,545	10,653,545	—	—
Other financial instruments**	—	—	—	—

Total assets	292,249,047	236,013,401	56,235,646	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$292,249,047	$236,013,401	$56,235,646	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Equity Securities	Preferred Securities
Balance as of December 31, 2010 (market value)	$—	$—
Accrued discounts/premiums	—	—
Realized gain/loss	—	—
Change in unrealized appreciation (depreciation)***	—	—
Purchases	—	—
Sales	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of March 31, 2011 (market value)	$—	$—

4

Investment Portfolio - March 31, 2011 (unaudited)

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

***The change in unrealized appreciation (depreciation) on securities still held at March 31, 2011 was $0.

****Avalon Healthcare Holdings, Inc., Avalon Healthcare Holdings, Inc. - Series D, and Avalon Healthcare Holdings, Inc. 2/27/2014 are Level 3 as of March 31, 2011. However, there is no market value for these securities reported in the Investment Portfolio.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 21.1%
Auto Components - 1.5%
Cooper Tire & Rubber Co.	131,190	$3,378,142

Distributors - 1.4%
Inchcape plc (United Kingdom)*[1]	533,031	2,957,820

Diversified Consumer Services - 2.2%
Capella Education Co.*	21,480	1,069,489
Grand Canyon Education, Inc.*	113,580	1,646,910
Strayer Education, Inc.	16,890	2,203,976

		4,920,375

Hotels, Restaurants & Leisure - 0.7%
Choice Hotels International, Inc.	41,670	1,618,880

Household Durables - 0.7%
Lennar Corp. - Class A	89,340	1,618,841

Internet & Catalog Retail - 1.0%
Ocado Group plc (United Kingdom)*[1]	611,870	2,229,061

Media - 4.5%
Imax Corp. (Canada)*	211,620	6,767,608
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	601,410	3,150,144

		9,917,752

Specialty Retail - 9.1%
Chico’s FAS, Inc.	183,690	2,736,981
Dick’s Sporting Goods, Inc.*	96,700	3,866,066
The Finish Line, Inc. - Class A	137,030	2,720,045
Group 1 Automotive, Inc.	39,160	1,676,048
Lumber Liquidators Holdings, Inc.*	132,110	3,301,429
Penske Automotive Group, Inc.*	78,060	1,562,761
Select Comfort Corp.*	229,082	2,762,729
Sonic Automotive, Inc. - Class A	111,380	1,560,434

		20,186,493

Total Consumer Discretionary		46,827,364

Consumer Staples - 6.7%
Food & Staples Retailing - 1.9%
BJ’s Wholesale Club, Inc.*	40,940	1,998,691
SUPERVALU, Inc.	251,100	2,242,323

		4,241,014

Food Products - 4.8%
Diamond Foods, Inc.	45,430	2,534,994
Flowers Foods, Inc.	190,730	5,193,578

1

Investment Portfolio - March 31, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Sanderson Farms, Inc.	37,960	$1,743,123
Tootsie Roll Industries, Inc.	44,255	1,255,071

		10,726,766

Total Consumer Staples		14,967,780

Energy - 7.0%
Energy Equipment & Services - 5.7%
Calfrac Well Services Ltd. (Canada)	60,840	1,961,062
Global Geophysical Services, Inc.*	153,680	2,222,213
ION Geophysical Corp.*	249,310	3,163,744
Petroleum Geo-Services ASA (Norway)*[1]	144,580	2,311,794
Trican Well Service Ltd. (Canada)	131,340	2,965,480

		12,624,293

Oil, Gas & Consumable Fuels - 1.3%
Paladin Energy Ltd. (Australia)*	793,210	2,969,935

Total Energy		15,594,228

Financials - 8.5%
Commercial Banks - 2.1%
First Commonwealth Financial Corp.	322,230	2,207,276
First Financial Bancorp	153,160	2,556,240

		4,763,516

Real Estate Investment Trusts (REITS) - 5.3%
American Campus Communities, Inc.	63,600	2,098,800
BioMed Realty Trust, Inc.	57,890	1,101,068
Corporate Office Properties Trust	85,740	3,098,644
DuPont Fabros Technology, Inc.	65,620	1,591,285
Home Properties, Inc.	29,280	1,726,056
Sunstone Hotel Investors, Inc.*	204,170	2,080,492

		11,696,345

Thrifts & Mortgage Finance - 1.1%
First Niagara Financial Group, Inc.	183,630	2,493,695

Total Financials		18,953,556

Health Care - 14.4%
Health Care Equipment & Supplies - 6.2%
Abaxis, Inc.*	80,070	2,309,219
Alere, Inc.*	41,876	1,639,027
DexCom, Inc.*	79,760	1,237,875
Insulet Corp.*	121,020	2,495,432
Quidel Corp.*	152,500	1,823,900

2

Investment Portfolio - March 31, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp.*	97,660	$4,376,145

		13,881,598

Health Care Providers & Services - 4.2%
Assisted Living Concepts, Inc. - Class A*	33,450	1,309,233
Brookdale Senior Living, Inc.*	136,630	3,825,640
Capital Senior Living Corp.*	156,300	1,659,906
Cross Country Healthcare, Inc.*	144,170	1,128,851
Sunrise Senior Living, Inc.*	120,740	1,440,428

		9,364,058

Life Sciences Tools & Services - 3.0%
Sequenom, Inc.*	543,940	3,443,140
WuXi PharmaTech (Caymen), Inc. - ADR (China)*	209,520	3,239,179

		6,682,319

Pharmaceuticals - 1.0%
Green Cross Corp. (South Korea)[1]	17,030	2,101,952

Total Health Care		32,029,927

Industrials - 20.1%
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc.*	31,400	2,189,208

Airlines - 2.8%
Copa Holdings S.A. - Class A (Panama)	49,220	2,598,816
US Airways Group, Inc.*	403,220	3,512,046

		6,110,862

Commercial Services & Supplies - 1.7%
Tomra Systems ASA (Norway)[1]	456,510	3,726,386

Construction & Engineering - 1.4%
MYR Group, Inc.*	132,670	3,173,466

Electrical Equipment - 0.4%
American Superconductor Corp.*	37,920	943,071

Machinery - 6.8%
Astec Industries, Inc.*	47,370	1,766,427
Meritor, Inc.*	106,240	1,802,893
Okano Valve Manufacturing Co. (Japan)[1]	142,900	853,664
Titan International, Inc.	107,480	2,860,043
Wabash National Corp.*	352,300	4,079,634
Westport Innovations, Inc. (Canada)*	175,010	3,846,720

		15,209,381

3

Investment Portfolio - March 31, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Industrials (continued)
Marine - 1.1%
D/S Norden (Denmark)[1]	73,680	$2,536,934

Road & Rail - 4.9%
Heartland Express, Inc.	133,310	2,340,924
Knight Transportation, Inc.	114,840	2,210,670
RailAmerica, Inc.*	373,540	6,365,121

		10,916,715

Total Industrials		44,806,023

Information Technology - 12.3%
Communications Equipment - 1.7%
Infinera Corp.*	454,180	3,810,570

Computers & Peripherals - 0.6%
Immersion Corp.*	173,210	1,323,324

Internet Software & Services - 2.2%
comScore, Inc.*	42,650	1,258,602
Liquidity Services, Inc.*	90,049	1,608,275
VistaPrint N.V. (Netherlands)*	39,480	2,049,012

		4,915,889

Software - 7.8%
CommVault Systems, Inc.*	31,930	1,273,369
DemandTec, Inc.*	165,350	2,176,006
Fortinet, Inc.*	75,730	3,332,120
QLIK Technologies, Inc.*	89,860	2,336,360
RealPage, Inc.*	42,870	1,188,785
SolarWinds, Inc.*	201,600	4,729,536
Taleo Corp. - Class A*	66,020	2,353,613

		17,389,789

Total Information Technology		27,439,572

Materials - 5.8%
Chemicals - 3.6%
Calgon Carbon Corp.*	244,600	3,884,248
Flotek Industries, Inc.*	253,510	2,132,019
The Scotts Miracle-Gro Co. - Class A	35,400	2,047,890

		8,064,157

Construction Materials - 2.2%
Eagle Materials, Inc.	160,990	4,871,557

Total Materials		12,935,714

4

Investment Portfolio - March 31, 2011 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Utilities - 1.1%
Independent Power Producers & Energy Traders - 1.1%
GenOn Energy, Inc.*	607,963	$2,316,339

TOTAL COMMON STOCKS (Identified Cost $176,676,563)		215,870,503

SHORT-TERM INVESTMENTS - 2.3%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.12% (Identified Cost $5,077,291)	5,077,291	5,077,291

TOTAL INVESTMENTS - 99.3% (Identified Cost $181,753,854)		220,947,794
OTHER ASSETS, LESS LIABILITIES - 0.7%		1,571,427

NET ASSETS - 100%		$222,519,221

ADR-American Depository Receipt

*Non-income producing security

1Values were adjusted following the close of local trading using a factor from a third party vendor.

2Rate shown is the current yield as of March 31, 2011.

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$181,753,854
Unrealized appreciation	$43,297,383
Unrealized depreciation	(4,103,443)

Net unrealized appreciation	$39,193,940

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - March 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$46,827,364	$38,490,339	$8,337,025	$—
Consumer Staples	14,967,780	14,967,780	—	—
Energy	15,594,228	13,282,434	2,311,794	—
Financials	18,953,556	18,953,556	—	—
Health Care	32,029,927	29,927,975	2,101,952	—
Industrials	44,806,023	37,689,039	7,116,984	—
Information Technology	27,439,572	27,439,572	—	—
Materials	12,935,714	12,935,714	—	—
Utilities	2,316,339	2,316,339	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	5,077,291	5,077,291	—	—
Other financial instruments**	—	—	—	—

Total assets	220,947,794	201,080,039	19,867,755	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$220,947,794	$201,080,039	$19,867,755	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2011 (unaudited)

Technology Series	Shares	Value

COMMON STOCKS - 97.4%
Consumer Discretionary - 6.8%
Hotels, Restaurants & Leisure - 2.1%
Ctrip.com International Ltd. - ADR (China)*	85,630	$3,552,788

Media - 4.7%
Liberty Global, Inc. - Class A*	165,000	6,832,650
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	240,800	1,261,294

		8,093,944

Total Consumer Discretionary		11,646,732

Health Care - 4.4%
Health Care Technology - 4.4%
Cerner Corp.*	67,580	7,514,896

Information Technology - 81.9%
Communications Equipment - 22.3%
Alcatel-Lucent - ADR (France)*	980,600	5,697,286
Cisco Systems, Inc.	290,000	4,973,500
Infinera Corp.*	638,430	5,356,428
Juniper Networks, Inc.*	162,000	6,816,960
QUALCOMM, Inc.	128,000	7,018,240
Riverbed Technology, Inc.*	90,000	3,388,500
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	405,000	5,208,300

		38,459,214

Computers & Peripherals - 6.7%
Apple, Inc.*	12,400	4,320,780
EMC Corp.*	198,000	5,256,900
Immersion Corp.*	257,000	1,963,480

		11,541,160

Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. - Class A	73,000	3,970,470

Internet Software & Services - 10.2%
comScore, Inc.*	128,840	3,802,069
Google, Inc. - Class A*	12,230	7,169,348
Liquidity Services, Inc.*	100,000	1,786,000
VistaPrint N.V. (Netherlands)*	93,000	4,826,700

		17,584,117

IT Services - 15.1%
Accenture plc - Class A (Ireland)	112,000	6,156,640
Amadeus IT Holding S.A. - Class A (Spain)*[1]	176,000	3,359,522
Amdocs Ltd. (Guernsey)*	210,000	6,058,500
Cap Gemini S.A. (France)[1]	89,000	5,167,598

1

Investment Portfolio - March 31, 2011 (unaudited)

Technology Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Indra Sistemas S.A. (Spain)[1]	260,000	$5,214,742

		25,957,002

Semiconductors & Semiconductor Equipment - 8.5%
Advantest Corp. (Japan)[1]	196,000	3,528,969
Sumco Corp. (Japan)*[1]	330,500	6,646,559
Tokyo Electron Ltd. (Japan)[1]	82,000	4,520,945

		14,696,473

Software - 16.8%
Adobe Systems, Inc.*	48,650	1,613,234
Autodesk, Inc.*	158,000	6,969,380
DemandTec, Inc.*	240,000	3,158,400
Fortinet, Inc.*	78,040	3,433,760
RealPage, Inc.*	66,000	1,830,180
SAP AG - ADR (Germany)	73,000	4,479,280
SolarWinds, Inc.*	152,000	3,565,920
Taleo Corp. - Class A*	106,000	3,778,900

		28,829,054

Total Information Technology		141,037,490

Materials - 4.3%
Chemicals - 4.3%
Monsanto Co.	57,790	4,175,906
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	65,000	3,235,073

Total Materials		7,410,979

TOTAL COMMON STOCKS (Identified Cost $130,637,543)		167,610,097

SHORT-TERM INVESTMENTS - 2.8%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.12% (Identified Cost $4,864,973)	4,864,973	4,864,973

TOTAL INVESTMENTS - 100.2% (Identified Cost $135,502,516)		172,475,070
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(326,593)

NET ASSETS - 100%		$172,148,477

ADR-American Depository Receipt

*Non-income producing security

1Values were adjusted following the close of local trading using a factor from a third party vendor.

2Rate shown is the current yield as of March 31, 2011.

2

Investment Portfolio - March 31, 2011 (unaudited)

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$135,614,472
Unrealized appreciation	$40,292,507
Unrealized depreciation	(3,431,909)

Net unrealized appreciation	$36,860,598

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

	$000,000,000	$000,000,000	$000,000,000	$000,000,000
Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$11,646,732	$10,385,438	$1,261,294	$—
Health Care	7,514,896	7,514,896	—	—
Information Technology	141,037,490	112,599,155	28,438,335	—
Materials	7,410,979	4,175,906	3,235,073	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	4,864,973	4,864,973	—	—
Other financial instruments**	—	—	—	—

Total assets	172,475,070	139,540,368	32,934,702	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$172,475,070	$139,540,368	$32,934,702	$—

3

Investment Portfolio - March 31, 2011 (unaudited)

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS - 89.2%

Consumer Discretionary - 12.9%
Auto Components - 1.6%
Hankook Tire Co. Ltd. (South Korea)[1]	178,870	$5,835,294

Automobiles - 1.7%
Hero Honda Motors Ltd. (India)[1]	42,450	1,514,477
Maruti Suzuki India Ltd. (India)[1]	44,940	1,271,747
Yamaha Motor Co. Ltd. (Japan)*[1]	196,000	3,412,735

		6,198,959

Hotels, Restaurants & Leisure - 0.8%
Indian Hotels Co. Ltd. (India)[1]	1,469,000	2,768,327

Household Durables - 2.4%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	783,010	2,196,084
LG Electronics, Inc. (South Korea)[1]	32,640	3,121,087
PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	87,074	484,263
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	2,776,131

		8,577,565

Media - 4.4%
Gestevision Telecinco S.A. (Spain)[1]	490,600	5,611,156
Reed Elsevier plc - ADR (United Kingdom)	60,311	2,089,173
Societe Television Francaise 1 (France)[1]	108,530	1,989,260
Wolters Kluwer N.V. (Netherlands)[1]	114,447	2,676,446
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	690,000	3,614,173

		15,980,208

Multiline Retail - 1.0%
PPR (France)[1]	22,930	3,511,919

Specialty Retail - 1.0%
Inditex S.A. (Spain)[1]	23,000	1,845,520
Komeri Co. Ltd. (Japan)[1]	67,000	1,705,863

		3,551,383

Total Consumer Discretionary		46,423,655

Consumer Staples - 14.7%
Beverages - 2.0%
Diageo plc (United Kingdom)[1]	162,810	3,094,759
Kirin Holdings Co. Ltd. (Japan)[1]	215,000	2,821,524
United Spirits Ltd. (India)[1]	57,400	1,318,166

		7,234,449

Food & Staples Retailing - 4.5%
Carrefour S.A. (France)[1]	165,082	7,293,264
Casino Guichard-Perrachon S.A. (France)[1]	34,170	3,234,842

1

Investment Portfolio - March 31, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
President Chain Store Corp. (Taiwan)[1]	352,320	$1,564,059
Tesco plc (United Kingdom)[1]	667,410	4,077,006

		16,169,171

Food Products - 6.3%
Barry Callebaut AG (Switzerland)*[1]	4,400	3,585,236
Danone S.A. (France)[1]	40,012	2,611,334
Nestle S.A. (Switzerland)[1]	105,220	6,025,438
Suedzucker AG (Germany)[1]	90,690	2,526,792
Unilever plc - ADR (United Kingdom)	261,230	7,998,863

		22,747,663

Household Products - 1.6%
Hindustan Unilever Ltd. (India)[1]	250,540	1,612,962
Reckitt Benckiser Group plc (United Kingdom)[1]	78,270	4,017,657

		5,630,619

Personal Products - 0.3%
Kao Corp. (Japan)[1]	47,000	1,172,749

Total Consumer Staples		52,954,651

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Repsol YPF S.A. (Spain)[1]	56,900	1,950,196
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	3,211,272
Royal Dutch Shell plc - ADR (Netherlands)	87,780	6,429,007
Total S.A. (France)[1]	56,580	3,447,607

Total Energy		15,038,082

Financials - 10.4%
Capital Markets - 0.6%
Daiwa Securities Group, Inc. (Japan)[1]	98,000	450,096
Nomura Holdings, Inc. (Japan)[1]	78,900	407,833
OSK Holdings Berhad (Malaysia)[1]	2,089,500	1,241,665

		2,099,594

Commercial Banks - 1.9%
BNP Paribas (France)[1]	28,330	2,071,047
Credit Agricole S.A. (France)[1]	63,090	1,035,167
Hong Leong Financial Group Berhad (Malaysia)[1]	816,800	2,426,429
Royal Bank of Scotland Group plc (United Kingdom)*[1]	277,092	181,788
Societe Generale (France)[1]	15,410	1,000,941

		6,715,372

2

Investment Portfolio - March 31, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services - 0.2%
ING Groep N.V. (Netherlands)*[1]	65,395	$830,108

Insurance - 5.5%
Allianz SE (Germany)[1]	40,870	5,722,822
AXA S.A. (France)[1]	56,372	1,177,837
Mapfre S.A. (Spain)[1]	885,000	3,333,777
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe) (Germany)[1]	40,610	6,388,297
Zurich Financial Services AG (Switzerland)[1]	10,500	2,935,138

		19,557,871

Real Estate Investment Trusts (REITS) - 1.2%
Alstria Office REIT AG (Germany)[1]	313,480	4,358,208

Thrifts & Mortgage Finance - 1.0%
Aareal Bank AG (Germany)*[1]	115,790	3,713,511

Total Financials		37,274,664

Health Care - 13.2%
Health Care Equipment & Supplies - 1.8%
Straumann Holding AG (Switzerland)[1]	25,776	6,614,135

Health Care Providers & Services - 4.1%
Amil Participacoes S.A. (Brazil)	350,000	4,066,701
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	37,542	2,534,836
Odontoprev S.A. (Brazil)	492,000	8,015,925

		14,617,462

Pharmaceuticals - 7.3%
AstraZeneca plc (United Kingdom)[1]	27,960	1,284,563
AstraZeneca plc - ADR (United Kingdom)	46,350	2,137,662
Bayer AG (Germany)[1]	100,000	7,726,259
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,296,096
Novartis AG - ADR (Switzerland)	49,000	2,663,150
Sanofi-Aventis S.A. (France)[1]	26,423	1,851,573
Shire plc (Ireland)[1]	195,160	5,665,023
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	34,900	1,628,282

		26,252,608

Total Health Care		47,484,205

Industrials - 14.5%
Airlines - 1.2%
Deutsche Lufthansa AG (Germany)*[1]	206,580	4,374,368

Commercial Services & Supplies - 2.0%
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	1,400,136

3

Investment Portfolio - March 31, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Tomra Systems ASA (Norway)[1]	689,080	$5,624,801

		7,024,937

Construction & Engineering - 0.4%
Larsen & Toubro Ltd. (India)*[1]	41,270	1,528,880

Electrical Equipment - 3.7%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	138,000	3,338,220
Alstom S.A. (France)[1]	97,560	5,768,347
Bharat Heavy Electricals Ltd. (India)[1]	30,080	1,391,585
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	2,860,313

		13,358,465

Industrial Conglomerates - 3.5%
Siemens AG (Germany)[1]	92,300	12,625,525

Machinery - 0.8%
FANUC Corp. (Japan)[1]	19,400	2,932,445

Road & Rail - 1.7%
All America Latina Logistica S.A. (Brazil)	722,000	5,947,937

Transportation Infrastructure - 1.2%
Malaysia Airports Holdings Berhad (Malaysia)[1]	2,148,700	4,313,362

Total Industrials		52,105,919

Information Technology - 7.5%
Communications Equipment - 0.3%
D-Link Corp. (Taiwan)[1]	1,120,606	1,042,539

Electronic Equipment, Instruments & Components - 1.9%
Hitachi Ltd. (Japan)[1]	662,000	3,446,093
Keyence Corp. (Japan)[1]	6,845	1,747,407
Yageo Corp. (Taiwan)[1]	2,931,000	1,428,880

		6,622,380

IT Services - 0.9%
Cap Gemini S.A. (France)[1]	56,320	3,270,103

Semiconductors & Semiconductor Equipment - 3.1%
Infineon Technologies AG (Germany)[1]	770,000	7,854,916
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	275,315	3,353,337

		11,208,253

Software - 1.3%
SAP AG (Germany)[1]	76,970	4,707,494

Total Information Technology		26,850,769

4

Investment Portfolio - March 31, 2011 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Materials - 1.8%
Chemicals - 1.2%
Arkema S.A. (France)[1]	1,229	$111,735
BASF SE (Germany)[1]	47,000	4,056,790

		4,168,525

Construction Materials - 0.6%
Taiwan Cement Corp. (Taiwan)[1]	1,899,827	2,292,955

Total Materials		6,461,480

Telecommunication Services - 6.4%
Diversified Telecommunication Services - 5.1%
France Telecom S.A. (France)[1]	155,920	3,500,960
France Telecom S.A. - ADR (France)	38,800	873,388
Swisscom AG - ADR (Switzerland)[2]	106,400	4,745,440
Telefonica S.A. - ADR (Spain)	269,000	6,784,180
Telenor ASA - ADR (Norway)[2]	45,480	2,255,808

		18,159,776

Wireless Telecommunication Services - 1.3%
DiGi.com Berhad (Malaysia)*[1]	284,200	2,685,253
SK Telecom Co. Ltd. - ADR (South Korea)	114,190	2,147,914

		4,833,167

Total Telecommunication Services		22,992,943

Utilities - 3.6%
Electric Utilities - 1.4%
E.ON AG (Germany)[1]	164,441	5,000,483

Multi-Utilities - 1.3%
GDF Suez (France)[1]	51,850	2,114,514
National Grid plc (United Kingdom)[1]	286,530	2,725,816

		4,840,330

Water Utilities - 0.9%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	3,054,421

Total Utilities		12,895,234

TOTAL COMMON STOCKS (Identified Cost $265,073,954)		320,481,602

SHORT-TERM INVESTMENTS - 9.8%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.12%, (Identified Cost $35,077,088)	35,077,088	35,077,088

5

Investment Portfolio - March 31, 2011 (unaudited)

International Series	Value
TOTAL INVESTMENTS - 99.0% (Identified Cost $300,151,042)	$355,558,690
OTHER ASSETS, LESS LIABILITIES - 1.0%	3,518,583

NET ASSETS - 100%	$359,077,273

ADR-American Depository Receipt

*Non-income producing security

1Values were adjusted following the close of local trading using a factor from a third party vendor.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of March 31, 2011.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany 19.9%; France 12.5%.

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$300,151,042
Unrealized appreciation	$72,294,340
Unrealized depreciation	(16,886,692)

Net unrealized appreciation	$55,407,648

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - March 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

	$000,000,000	$000,000,000	$000,000,000	$000,000,000
Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$46,423,655	$7,545,651	$38,878,004	$—
Consumer Staples	52,954,651	7,998,863	44,955,788	—
Energy	15,038,082	6,429,007	8,609,075	—
Financials	37,274,664	—	37,274,664	—
Health Care	47,484,205	19,418,274	28,065,931	—
Industrials	52,105,919	9,286,157	42,819,762	—
Information Technology	26,850,769	3,353,337	23,497,432	—
Materials	6,461,480	—	6,461,480	—
Telecommunication Services	22,992,943	9,805,482	13,187,461	—
Utilities	12,895,234	3,054,421	9,840,813	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	35,077,088	35,077,088	—	—
Other financial instruments**	—	—	—	—

Total assets	355,558,690	101,968,280	253,590,410	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$355,558,690	$101,968,280	$253,590,410	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Equity Securities
Balance as of December 31, 2010 (market value)	$36,734
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation (depreciation)	(36,734)
Purchases	—
Sales	—
Transfer In	—
Transfer Out	—

Balance as of March 31, 2011 (market value)	$—

7

Investment Portfolio - March 31, 2011 (unaudited)

*Includes common stock, warrants and rights. Please see the Investment Portfolio for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security or foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - March 31, 2011 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS - 94.2%

Consumer Discretionary - 11.6%
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW) (Germany)[1]	658,390	$54,661,794
Suzuki Motor Corp. (Japan)[1]	1,731,200	38,693,416

		93,355,210

Hotels, Restaurants & Leisure - 1.3%
Accor S.A. (France)[1]	1,304,190	58,608,537
Ctrip.com International Ltd. - ADR (China)*	1,014,940	42,109,861

		100,718,398

Media - 6.5%
Grupo Televisa S.A. - ADR (Mexico)*	3,277,970	80,408,604
Imax Corp. (Canada)*	1,368,430	43,762,391
Liberty Global, Inc. - Class A (United States)*	1,929,970	79,920,058
Mediaset S.p.A. (Italy)[1]	5,979,780	37,955,425
Reed Elsevier plc (United Kingdom)[1]	4,508,970	39,030,291
Societe Television Francaise 1 (France)[1]	9,256,970	169,672,184
Virgin Media, Inc. (United States)	1,430,730	39,759,987

		490,508,940

Multiline Retail - 1.3%
Marks & Spencer Group plc (United Kingdom)[1]	17,352,180	93,668,147

Textiles, Apparel & Luxury Goods - 1.3%
Adidas AG (Germany)[1]	1,528,300	96,086,618

Total Consumer Discretionary		874,337,313

Consumer Staples - 16.6%
Beverages - 3.7%
Anheuser-Busch InBev N.V. (Belgium)[1]	2,093,130	119,332,660
Heineken N.V. (Netherlands)[1]	2,971,200	162,246,233

		281,578,893

Food & Staples Retailing - 5.1%
Carrefour S.A. (France)[1]	3,017,720	133,321,793
Koninklijke Ahold N.V. (Netherlands)[1]	4,371,600	58,627,727
Tesco plc (United Kingdom)[1]	30,803,170	188,167,261

		380,116,781

Food Products - 6.5%
Danone S.A. (France)[1]	2,424,470	158,230,037
Nestle S.A. (Switzerland)[1]	2,705,910	154,954,309
Unilever plc - ADR (United Kingdom)	5,814,950	178,053,769

		491,238,115

Personal Products - 1.3%
Beiersdorf AG (Germany)[1]	907,340	55,376,261

1

Investment Portfolio - March 31, 2011 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Natura Cosmeticos S.A. (Brazil)	1,498,540	$42,212,265

		97,588,526

Total Consumer Staples		1,250,522,315

Energy - 11.8%
Energy Equipment & Services - 8.1%
Calfrac Well Services Ltd. (Canada)	1,296,670	41,795,707
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	4,993,170	180,673,981
Petroleum Geo-Services ASA (Norway)*[1]	2,306,650	36,882,685
Schlumberger Ltd. (United States)	2,168,190	202,205,399
Trican Well Service Ltd. (Canada)	6,718,580	151,696,458

		613,254,230

Oil, Gas & Consumable Fuels - 3.7%
Cameco Corp. (Canada)	3,838,160	115,298,326
Talisman Energy, Inc. (Canada)	6,488,650	160,425,932

		275,724,258

Total Energy		888,978,488

Financials - 7.9%
Commercial Banks - 3.0%
Banco Santander S.A. (Spain)[1]	9,542,740	111,306,118
HSBC Holdings plc (United Kingdom)[1]	11,170,520	115,382,178

		226,688,296

Diversified Financial Services - 2.1%
Deutsche Boerse AG (Germany)[1]	2,030,990	153,755,346

Insurance - 1.8%
Allianz SE (Germany)[1]	981,230	137,396,743

Real Estate Investment Trusts (REITS) - 1.0%
British Land Co. plc (United Kingdom)[1]	4,391,830	38,924,732
Land Securities Group plc (United Kingdom)[1]	3,310,830	38,913,480

		77,838,212

Total Financials		595,678,597

Health Care - 12.8%
Health Care Equipment & Supplies - 5.0%
Cochlear Ltd. (Australia)[1]	1,308,290	112,263,273
Getinge AB - Class B (Sweden)[1]	2,249,260	55,450,697
Mindray Medical International Ltd. - ADR (China)*	2,897,490	73,016,748
Straumann Holding AG (Switzerland)[1]	295,300	75,774,137
Terumo Corp. (Japan)[1]	1,119,000	58,956,757

		375,461,612

2

Investment Portfolio - March 31, 2011 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 3.5%
BML, Inc. (Japan)[1]	554,500	$15,638,695
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1,2]	37,805,100	47,566,716
Sonic Healthcare Ltd. (Australia)[1]	16,077,890	199,261,955

		262,467,366

Life Sciences Tools & Services - 3.8%
Lonza Group AG (Switzerland)[1,2]	2,999,520	251,131,378
QIAGEN N.V. (Netherlands)*[1]	1,945,120	38,824,269

		289,955,647

Pharmaceuticals - 0.5%
Santen Pharmaceutical Co. Ltd. (Japan)[1]	974,500	38,921,257

Total Health Care		966,805,882

Industrials - 11.6%
Aerospace & Defense - 0.5%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	1,107,200	37,312,640

Air Freight & Logistics - 2.5%
TNT N.V. (Netherlands)[1]	7,441,900	191,085,437

Airlines - 2.6%
Ryanair Holdings plc - ADR (Ireland)	6,997,565	194,532,307

Electrical Equipment - 2.0%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	3,194,460	77,273,987
Nexans S.A. (France)[1]	412,730	39,450,961
Prysmian S.p.A. (Italy)[1]	1,621,590	34,705,818

		151,430,766

Industrial Conglomerates - 1.1%
Siemens AG (Germany)[1]	587,920	80,420,356

Professional Services - 1.5%
Adecco S.A. (Switzerland)[1]	879,950	57,764,915
Randstad Holding N.V. (Netherlands)*[1]	1,082,220	60,243,109

		118,008,024

Road & Rail - 1.4%
All America Latina Logistica S.A. (Brazil)	9,308,310	76,683,165
Canadian National Railway Co. (Canada)	390,845	29,418,903

		106,102,068

Total Industrials		878,891,598

Information Technology - 14.4%
Communications Equipment - 3.2%
Alcatel-Lucent - ADR (France)*	21,790,850	126,604,838

3

Investment Portfolio - March 31, 2011 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson - Class B (Sweden)[1]	8,776,880	$112,922,003

		239,526,841

Internet Software & Services - 0.6%
VistaPrint N.V. (Netherlands)*	795,080	41,264,652

IT Services - 5.8%
Amadeus IT Holding S.A. - Class A (Spain)*[1]	1,995,620	38,092,780
Amdocs Ltd. (Guernsey)*	9,530,590	274,957,521
Cielo S.A. (Brazil)	6,861,830	58,251,900
Redecard S.A. (Brazil)	4,423,940	64,896,557

		436,198,758

Semiconductors & Semiconductor Equipment - 4.1%
Advantest Corp. (Japan)[1]	7,586,100	136,587,308
Sumco Corp. (Japan)*[1]	5,038,920	101,335,790
Tokyo Electron Ltd. (Japan)[1]	1,324,280	73,012,156

		310,935,254

Software - 0.7%
Misys plc (United Kingdom)[1]	10,860,153	55,085,435

Total Information Technology		1,083,010,940

Materials - 4.9%
Chemicals - 3.3%
Johnson Matthey plc (United Kingdom)[1]	2,657,301	79,222,248
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	1,866,200	92,881,441
Syngenta AG (Switzerland)[1]	231,990	75,472,379

		247,576,068

Construction Materials - 1.6%
CRH plc (Ireland)[1]	5,216,190	119,736,598

Paper & Forest Products - 0.0%**
Norbord, Inc. (Canada)*	331,922	5,152,580

Total Materials		372,465,246

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.0%
Telenor ASA (Norway)[1]	4,836,980	79,608,019

Wireless Telecommunication Services - 1.6%
SK Telecom Co. Ltd. - ADR (South Korea)	6,390,390	120,203,236

Total Telecommunication Services		199,811,255

TOTAL COMMON STOCKS (Identified Cost $6,280,272,033)		7,110,501,634

4

Investment Portfolio - March 31, 2011 (unaudited)

World Opportunities Series	Shares	Value

PREFERRED STOCKS - 1.1%

Consumer Staples - 1.1%
Household Products - 1.1%
Henkel AG & Co. KGaA (Germany)[1] (Identified Cost $51,452,504)	1,284,670	$79,516,186

SHORT-TERM INVESTMENTS - 3.5%

Dreyfus Cash Management, Inc. - Institutional Shares, 0.12%[3] (Identified Cost $268,097,209)	268,097,209	268,097,209

TOTAL INVESTMENTS - 98.8% (Identified Cost $6,599,821,746)		7,458,115,029
OTHER ASSETS, LESS LIABILITIES - 1.2%		89,213,985

NET ASSETS - 100%		$7,547,329,014

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.1%
[1]	Values were adjusted following the close of local trading using a factor from a third party vendor.
[2]	Affiliated company as defined by the Investment Company Act of 1940.
[3]	Rate shown is the current yield as of March 31, 2011.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France 11.5.%; United Kingdom 11.5%.

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$6,633,451,792
Unrealized appreciation	$987,911,567
Unrealized depreciation	(163,248,330)

Net unrealized appreciation	$824,663,237

5

Investment Portfolio - March 31, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$874,337,313	$285,960,901	$588,376,412	$—
Consumer Staples	1,250,522,315	220,266,034	1,030,256,281	—
Energy	888,978,488	671,421,822	217,556,666	—
Financials	595,678,597	—	595,678,597	—
Health Care	966,805,882	73,016,748	893,789,134	—
Industrials	878,891,598	415,221,002	463,670,596	—
Information Technology	1,083,010,940	565,975,468	517,035,472	—
Materials	372,465,246	5,152,580	367,312,666	—
Telecommunication Services	199,811,255	120,203,236	79,608,019	—
Preferred securities:
Consumer Staples	79,516,186	—	79,516,186	—
Debt securities	—	—	—	—
Mutual funds	268,097,209	268,097,209	—	—
Other financial instruments**	—	—	—	—

Total assets	7,458,115,029	2,625,315,000	4,832,800,029	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$7,458,115,029	$2,625,315,000	$4,832,800,029	$—

6

Investment Portfolio - March 31, 2011 (unaudited)

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS - 95.3%
Albany County, Public Impt., G.O. Bond	4.000%	6/1/2026	Aa2	$500,000	$482,850
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2024	Aa2	845,000	853,856
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2025	Aa2	365,000	367,792
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA2	335,000	336,708
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA2	425,000	421,846
Briarcliff Manor, Public Impt., Series A, G.O. Bond, AMBAC	4.000%	10/1/2025	Aa2	280,000	280,549
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2023	Aa2	900,000	900,747
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2024	Aa2	815,000	808,415
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	581,080
Cayuga County, Public Impt., G.O. Bond, AGM	3.250%	4/1/2026	Aa3	670,000	610,893
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A2	665,000	660,425
Chautauqua County, Public Impt., Series B, G.O. Bond, NATL	4.500%	12/15/2018	Aa3	485,000	515,676
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	Aa3	475,000	461,700
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	AA2	250,000	245,598
Dryden Central School District, G.O. Bond, AGM	5.500%	6/15/2011	Aa3	200,000	201,826
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	315,000	349,326
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	360,000	383,710
East Rochester Union Free School District, G.O. Bond	3.500%	3/15/2023	AA2	380,000	370,409
Erie County Water Authority, Revenue Bond, NATL	5.000%	12/1/2037	Aa2	625,000	609,675
Fayetteville, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/15/2025	Aa3	555,000	554,378
Franklin Square Union Free School District, G.O. Bond, FGRNA	5.000%	1/15/2021	Aa2	520,000	522,293
Gates Chili Central School District, G.O. Bond	2.500%	6/15/2016	Aa3	555,000	564,868
Gates Chili Central School District, G.O. Bond	3.000%	6/15/2017	Aa3	590,000	607,464
Geneva City, Public Impt., G.O. Bond, AGM	3.250%	5/15/2018	Aa3	590,000	604,107
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	2,808,937
Guilderland Central School District, G.O. Bond	3.000%	12/15/2020	Aa3	345,000	332,138
Hampton Bays Union Free School District, G.O. Bond, AGM	4.250%	9/15/2026	Aa3	1,140,000	1,096,190
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa2	2,000,000	1,881,560

1

Investment Portfolio - March 31, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

Hempstead, Public Impt., Series A, G.O. Bond	4.000%	4/15/2021	Aaa	$1,500,000	$1,553,955
Homer Central School District, School Impt., G.O. Bond, AGC	3.500%	6/15/2018	Aa3	500,000	517,785
Hyde Park Central School District, G.O. Bond, AGC	3.500%	6/15/2018	AA2	360,000	373,990
Johnson City Central School District, G.O. Bond, FGRNA	4.250%	6/15/2024	A2	500,000	489,185
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A2	1,000,000	936,060
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2030	A2	985,000	898,143
Lake George Central School District, G.O. Bond	3.750%	7/15/2025	AA2	335,000	323,808
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3	675,000	691,942
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2019	A3	1,000,000	1,048,670
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2025	A3	1,690,000	1,720,674
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3	1,880,000	1,746,219
Maine-Endwell Central School District, G.O. Bond, AGC	4.000%	6/15/2025	AA2	1,000,000	947,880
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa	1,000,000	976,940
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	AA2	500,000	493,655
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, NATL	5.000%	11/15/2030	Aa3	750,000	728,947
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA2	1,000,000	965,010
Metropolitan Transportation Authority, Series A, Revenue Bond, AGM	5.000%	11/15/2030	Aa3	500,000	481,220
Metropolitan Transportation Authority, Series A, Revenue Bond, FGRNA	5.000%	11/15/2025	A2	1,500,000	1,501,305
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	Aa3	500,000	451,240
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2030	A2	640,000	611,456
Miller Place Union Free School District, G.O. Bond	4.000%	2/15/2027	Aa2	265,000	252,272
Minisink Valley Central School District, G.O. Bond	3.500%	4/15/2025	AA2	900,000	851,076

2

Investment Portfolio - March 31, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2	$405,000	$381,016
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2	275,000	252,128
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	A3	1,000,000	994,750
Nanuet Union Free School District, G.O. Bond, AGM	4.300%	6/15/2029	Aa2	505,000	492,572
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa1	1,000,000	1,023,530
Nassau County, Public Impt., Series A, G.O. Bond, AGC	5.000%	5/1/2022	Aa3	500,000	512,475
Nassau County, Public Impt., Series C, G.O. Bond	4.000%	10/1/2026	A1	1,000,000	897,020
Nassau County, Public Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa3	1,000,000	1,002,750
New Hyde Park & Garden City Park, Union Free School District, G.O. Bond, AGM	4.125%	6/15/2023	Aa2	200,000	202,002
New Hyde Park & Garden City Park, Union Free School District, G.O. Bond, AGM	4.125%	6/15/2024	Aa2	250,000	251,712
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1	1,250,000	1,108,912
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1	1,000,000	892,500
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	1,000,000	1,055,340
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa1	750,000	730,425
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1	500,000	446,600
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa1	750,000	754,140
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	500,000	526,645
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa2	1,000,000	1,033,420
New York City, Series B, G.O. Bond	4.250%	8/1/2037	Aa2	1,000,000	846,650
New York City, Series G, G.O. Bond	5.000%	8/1/2023	Aa2	1,250,000	1,308,438
New York City, Series O, G.O. Bond	5.000%	6/1/2033	Aa2	1,050,000	1,027,897

3

Investment Portfolio - March 31, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
New York Municipal Bond Bank Agency, Series A1, Revenue Bond, AGM	5.000%	5/15/2017	Aa3	$215,000	$234,432
New York Municipal Bond Bank Agency, Series B1, Revenue Bond	4.125%	12/15/2029	A2	420,000	377,782
New York Municipal Bond Bank Agency, Series B1, Revenue Bond	4.500%	12/15/2034	A2	215,000	190,862
New York Municipal Bond Bank Agency, Series B1, Revenue Bond, AGM	5.000%	4/15/2018	Aa3	1,000,000	1,081,570
New York Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	2,000,000	1,762,000
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	910,296
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa	500,000	508,130
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1	1,000,000	997,020
New York State Dormitory Authority, Education, Series F, Revenue Bond	5.000%	3/15/2023	Aa3	1,475,000	1,538,425
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	957,640
New York State Dormitory Authority, Series A, Revenue Bond, AGM	5.000%	10/1/2018	Aa3	250,000	269,200
New York State Dormitory Authority, Series A, Revenue Bond, AGM	5.000%	10/1/2021	Aa3	250,000	267,355
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	Aa3	1,500,000	1,401,000
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	Aa3	1,500,000	1,382,325
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	Aa3	140,000	129,482
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	Aa3	1,360,000	1,201,166
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	971,580
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa	300,000	305,322
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa	600,000	625,578
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	911,380

4

Investment Portfolio - March 31, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	$1,000,000	$1,024,550
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1	1,500,000	1,365,090
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	Aaa[2]	750,000	803,355
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	440,000	459,518
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	Aa3	30,000	30,166
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa2	320,000	323,200
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, NATL	5.250%	4/1/2016	AAA[2]	300,000	307,413
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	AA2	1,500,000	1,554,120
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa2	750,000	776,325
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, NATL	5.250%	4/1/2011	Aa2	1,000,000	1,000,000
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	3/15/2014	Aa3	500,000	542,155
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA[2]	300,000	325,293
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	A1	340,000	339,623
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3	500,000	532,460
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, NATL	4.250%	3/15/2024	Baa1	1,000,000	1,012,850
New York State Urban Development Corp., Service Contract, Series B, Revenue Bond	5.250%	1/1/2022	AA2	2,350,000	2,498,168

5

Investment Portfolio - March 31, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

New York State, Pollution Control, Series A, G.O. Bond	5.000%	2/15/2039	Aa2	$1,500,000	$1,504,755
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa2	475,000	481,336
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2	1,000,000	1,127,040
New York State, Series C, G.O. Bond	4.000%	2/1/2027	Aa2	600,000	573,930
New York State, Series C, G.O. Bond, AGM	5.000%	4/15/2012	Aa2	700,000	733,488
New York State, Transit Impt., Series A, G.O. Bond	4.500%	3/1/2040	Aa2	1,500,000	1,377,330
New York State, Water Utility Impt., Series A, G.O. Bond	4.500%	3/15/2019	Aa2	500,000	524,570
Niagara Falls City School District, G.O. Bond, AGM	4.375%	9/15/2029	AA2	885,000	822,758
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	Aa3	610,000	643,550
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	Aa3	850,000	883,720
Niskayuna Central School District, G.O Bond, AGC	4.000%	4/15/2022	Aa2	400,000	407,768
Onondaga County, Series A, G.O. Bond	4.500%	3/1/2028	Aa1	365,000	368,135
Orange County, Public Impt., Series A, G.O. Bond	3.500%	3/1/2024	Aaa	1,000,000	971,870
Orangetown, Public Impt., G.O. Bond	3.000%	9/15/2026	Aa2	580,000	516,212
Otsego County, G.O. Bond	4.000%	11/15/2027	Aa3	790,000	779,580
Palmyra Macedon Central School District, G.O. Bond	3.750%	6/15/2024	Aa3	500,000	492,040
Pembroke Central School District, G.O. Bond	4.000%	6/15/2023	AA2	500,000	505,010
Penfield Central School District, G.O. Bond	4.000%	6/15/2024	Aa2	1,025,000	1,028,157
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA2	175,000	172,382
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2021	A1	850,000	874,854
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2022	A1	450,000	461,655
Pleasantville Union Free School District, G.O. Bond	4.250%	5/1/2038	Aa2	500,000	428,855
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2	500,000	435,035
Port Authority of New York & New Jersey, Revenue Bond	5.000%	7/15/2024	Aa2	3,000,000	3,118,410
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa2	495,000	484,560
Port Authority of New York & New Jersey, Revenue Bond	5.000%	10/1/2030	Aa2	1,000,000	1,003,810
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2	400,000	359,932

6

Investment Portfolio - March 31, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
Pulaski Central School District, Series A, G.O. Bond, FGRNA	4.500%	6/15/2026	A2	$425,000	$420,363
Ramapo Central School District, G.O. Bond	4.000%	10/1/2021	Aa2	500,000	519,135
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa2	435,000	416,191
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa2	510,000	482,730
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa2	410,000	392,813
Ravena Coeymans Selkirk Central School District, G.O. Bond, AGM	4.250%	6/15/2014	Aa3	1,180,000	1,269,904
Rochester City, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	Aa3	250,000	272,615
Rochester City, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	102,606
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.250%	10/15/2028	AA2	330,000	325,337
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	1,000,000	959,970
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGRNA	4.250%	10/15/2026	AA2	1,200,000	1,204,680
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA2	950,000	925,072
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1	820,000	795,277
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.200%	7/15/2032	AA2	425,000	386,499
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA2	700,000	620,655
Saratoga Springs City School District, G.O. Bond	5.000%	6/15/2019	AA2	245,000	279,898
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	Aa3	490,000	483,645
Schuylerville Central School District, G.O. Bond, AGM	4.000%	6/15/2025	AA2	500,000	501,505
Somers Central School District, G.O. Bond, NATL	4.000%	12/1/2023	Aa2	400,000	400,016
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	AA2	750,000	685,380
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1	95,000	95,809
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2031	AA2	290,000	291,221
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2032	AA2	250,000	249,302
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A2	1,185,000	1,084,962

7

Investment Portfolio - March 31, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A	[2]	$1,000,000	$903,720
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1		1,160,000	1,152,031
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA2		640,000	618,099
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa1		1,000,000	955,220
Suffolk County, Public Impt., Series A, G.O. Bond, NATL	4.250%	5/1/2024	Aa2		1,000,000	1,009,530
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1		600,000	551,550
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1		600,000	544,410
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	6/15/2023	A1		690,000	659,944
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.375%	6/15/2025	A1		990,000	936,223
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2		215,000	201,876
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2		1,090,000	1,015,836
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1		300,000	296,211
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2		300,000	343,200
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	AAA[2]		1,695,000	1,755,020
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2		750,000	788,018
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	Aa2		305,000	305,064
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa2		900,000	871,155
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGRNA	5.000%	11/15/2032	Aa3		1,000,000	997,320
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	AA2		560,000	566,317
Ulster County, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	11/15/2021	AA2		200,000	205,054
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A2		605,000	649,002

8

Investment Portfolio - March 31, 2011 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount/ Shares	Value

NEW YORK MUNICIPAL BONDS (continued)
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A2	$865,000	$930,506
Wayne County, Public Impt., G.O. Bond, NATL	4.125%	6/1/2024	Aa2	500,000	503,460
West Seneca Central School District, G.O. Bond, AGM	5.000%	5/1/2011	Aa3	300,000	301,191
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aaa	500,000	528,920
Westchester County, Public Impt., Series B, G.O. Bond	4.300%	12/15/2011	Aaa	15,000	15,423
Westchester County, Public Impt., Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,055,620
Westhampton Beach Union Free School District, G.O. Bond, NATL	4.000%	7/15/2018	Aa2	726,000	760,478
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2	685,000	706,413
Williamsville Central School District, School Impt., G.O. Bond	3.000%	6/15/2019	Aa1	325,000	323,141
Yonkers City, Series B, G.O. Bond, NATL	5.000%	8/1/2023	A2	1,125,000	1,128,004
Yonkers City, Series B, G.O. Bond, NATL	5.000%	8/1/2030	A2	1,095,000	1,017,923
Yorktown Central School District, G.O. Bond	4.000%	3/1/2025	AA2	370,000	367,258

TOTAL MUNICIPAL BONDS (Identified Cost $141,545,401)					138,843,665

SHORT-TERM INVESTMENTS - 2.9%

Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $4,293,291)				4,293,291	4,293,291

TOTAL INVESTMENTS - 98.2% (Identified Cost $145,838,692)					143,136,956
OTHER ASSETS, LESS LIABILITIES - 1.8%					2,578,690

NET ASSETS - 100%					$145,715,646

9

Investment Portfolio - March 31, 2011 (unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 30.7%; AGM - 15.1%.

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$145,838,692
Unrealized appreciation	$1,483,746
Unrealized depreciation	(4,185,482)

Net unrealized depreciation	$(2,701,736)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Investment Portfolio - March 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	138,843,665	—	138,843,665	—
Mutual funds	4,293,291	4,293,291	—	—
Other financial instruments**	—	—	—	—

Total assets	143,136,956	4,293,291	138,843,665	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$143,136,956	$4,293,291	$138,843,665	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS - 96.2%
ALABAMA - 0.9%

Alabama State, Series C, G.O. Bond	3.250%	6/1/2021	Aa1	$1,500,000	$1,455,960
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR2	665,000	679,078
Odenville Utilities Board, Water, Revenue Bond, NATL	4.300%	8/1/2028	Baa1	500,000	473,600

					2,608,638

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 1, Revenue Bond, NATL	4.100%	6/1/2017	Aa2	455,000	473,491

ARIZONA - 2.5%

Goodyear, G.O. Bond, NATL	4.375%	7/1/2020	Aa2	680,000	697,918
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	Aa2	2,215,000	2,077,249
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1	1,500,000	1,528,875
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1	1,700,000	1,667,428
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	Aa3	1,200,000	1,041,708

					7,013,178

ARKANSAS - 0.8%

Arkansas State, Water Utility Impt., Series A, G.O. Bond	4.500%	7/1/2044	Aa1	1,000,000	928,440
Bentonville School District No. 6, Series A, G.O. Bond	4.500%	6/1/2040	Aa2	1,000,000	941,150
Hot Springs, Public Impt., Revenue Bond, AGC	4.625%	12/1/2037	AA3	500,000	458,070

					2,327,660

CALIFORNIA - 2.7%

California State, G.O. Bond	4.750%	12/1/2028	A1	795,000	745,185
California State, Various Purposes Impt., G.O. Bond, AMBAC	4.250%	12/1/2035	A1	1,140,000	880,160
Campbell Union School District, G.O. Bond, AGM	4.375%	8/1/2027	Aa2	1,810,000	1,682,721
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.800%	8/1/2024	Baa1	435,000	434,674
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.875%	8/1/2025	Baa1	425,000	423,886

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
CALIFORNIA (continued)

Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa2	$840,000	$779,444
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A1	1,395,000	1,249,404
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, NATL	5.250%	9/1/2025	Baa1	1,570,000	1,385,368

					7,580,842

COLORADO - 0.8%

Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2	1,420,000	1,241,478
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A3	1,000,000	887,130

					2,128,608

CONNECTICUT - 0.5%

Stamford, G.O. Bond	4.400%	2/15/2026	Aa1	1,545,000	1,552,601

DELAWARE - 1.0%

New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa	1,500,000	1,512,510
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,270,844

					2,783,354

DISTRICT OF COLUMBIA - 1.2%
District of Columbia Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond	5.250%	10/1/2029	Aa2	1,000,000	1,041,480
District of Columbia, Series A, G.O. Bond, FGRNA	4.750%	6/1/2033	Aa2	2,500,000	2,334,125

					3,375,605

FLORIDA - 4.7%

Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,845,000	1,821,034
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, AGM	4.500%	6/1/2025	Aa1	1,280,000	1,283,878

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)
FLORIDA (continued)

Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1		$2,000,000	$2,242,120
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1		1,000,000	1,003,720
Fort Lauderdale, Water Utility Impt., Revenue Bond	4.500%	9/1/2038	Aa1		1,000,000	880,140
Miami-Dade County, Water & Sewer Systems, Revenue Bond, AGM	5.000%	10/1/2039	Aa2		1,500,000	1,415,310
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa		1,020,000	996,917
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AA	[3]	1,000,000	938,250
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2		1,000,000	956,830
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, AGM	5.000%	10/1/2028	Aa2		510,000	514,407
Winter Park, Electric Impt., Series A, Revenue Bond, AGM	5.000%	10/1/2029	Aa3		1,000,000	1,007,580
Winter Park, Impt., Revenue Bond	5.000%	12/1/2034	Aa2		250,000	238,315

						13,298,501

GEORGIA - 3.7%

Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	Aa2		350,000	354,949
Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	Aa3		1,500,000	1,372,050
Atlanta, Water & Wastewater, Series A, Revenue Bond, NATL	5.000%	11/1/2033	A1		310,000	288,941
Cobb County, Water Utility Impt., Revenue Bond	4.250%	7/1/2028	Aaa		1,000,000	986,700
Coweta County Water & Sewage Authority, Series A, Revenue Bond, AGM	4.250%	6/1/2040	Aa3		1,500,000	1,251,825
Dekalb County, Special Transportation Parks & Greenspace, G.O. Bond	4.375%	12/1/2030	Aa3		1,000,000	875,030
Dekalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2035	Aa1		1,000,000	930,610
Fulton County, Water Utility Impt., Revenue Bond, FGRNA	5.000%	1/1/2035	Aa3		1,000,000	970,170
Georgia State, Prerefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		5,000	5,245
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa		1,270,000	1,287,145

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
GEORGIA (continued)

Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	$195,000	$204,481
Gwinnett County Water & Sewerage Authority, Water Utility Impt., Series A, Revenue Bond	4.000%	8/1/2028	Aaa	1,000,000	957,650
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR2	1,000,000	887,560

					10,372,356

HAWAII - 1.5%

Hawaii State, Public Impt., Series DK, G.O. Bond	5.000%	5/1/2018	Aa1	2,025,000	2,302,567
Honolulu County, Public Impt., Series B, G.O. Bond	4.750%	12/1/2035	Aa1	1,000,000	956,530
Honolulu County, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa2	450,000	487,579
Honolulu County, Sewer Impt., Series A, Revenue Bond, FGRNA	5.000%	7/1/2035	Aa2	500,000	492,365

					4,239,041

ILLINOIS - 0.8%

Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3	520,000	450,081
Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	AA3	1,115,000	1,033,014
Springfield, Electric Power & Light, Revenue Bond, NATL	5.000%	3/1/2035	A1	1,000,000	922,640

					2,405,735

INDIANA - 3.8%

Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A3	1,450,000	1,508,188
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A3	1,015,000	928,360
Frankfort High School Elementary School Building Corp., Revenue Bond, AGM	4.750%	7/15/2025	Aa3	1,500,000	1,516,320
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1	1,000,000	896,260
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa3	1,000,000	1,006,170

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

INDIANA (continued)

Noblesville, Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	Aa2	$550,000	$551,001
North Lawrence Community Schools Building Corp., Revenue Bond, AGM	5.000%	7/15/2020	Aa3	450,000	465,835
Plainfield, Series A, Revenue Bond	4.650%	1/1/2027	A3	645,000	622,593
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1	3,000,000	3,228,630

					10,723,357

IOWA - 2.0%

Cedar Rapids, Public Impt., Series A, G.O. Bond	4.000%	6/1/2030	Aaa	440,000	397,210
Dubuque Iowa, Series D, Revenue Bond	4.000%	6/1/2030	Aa2	470,000	414,042
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A1	425,000	441,643
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aaa	425,000	434,006
Linn-Mar Community School District, Revenue Bond	4.625%	7/1/2029	A2	1,000,000	957,690
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aaa	995,000	1,044,581
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aaa	2,075,000	2,048,813

					5,737,985

KANSAS - 2.9%

Johnson & Miami Counties Unified School District No. 230 Spring Hills, G.O. Bond, FGRNA	4.000%	9/1/2022	Aa3	1,000,000	980,820
Johnson County Water District No. 1, Revenue Bond	3.250%	12/1/2030	Aaa	1,000,000	808,500
Miami County Unified School District No. 416 Louisburg, G.O Bond, NATL	5.000%	9/1/2018	Baa1	2,000,000	2,162,480
Scott County, G.O. Bond	4.750%	4/1/2040	A3	1,000,000	1,002,180
Sedgwick County Unified School District No. 265 Goddard, G.O. Bond, AGM	5.000%	10/1/2025	Aa3	1,090,000	1,107,985
Seward County, G.O. Bond, AGM	5.000%	8/1/2040	Aa3	1,000,000	1,007,350
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, AGM	4.200%	9/1/2020	Aa3	700,000	712,866
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, AGM	4.250%	9/1/2021	Aa3	580,000	586,972

					8,369,153

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

KENTUCKY - 1.3%
Lexington-Fayette Urban County Government Public Facilities Corp., Revenue Bond, NATL	4.000%	10/1/2018	Aa3	$1,655,000	$1,711,568
Lexington-Fayette Urban County Government, Series A, Revenue Bond	3.625%	7/1/2020	Aa2	1,000,000	1,018,490
Louisville & Jefferson County Metropolitan Sewer District, Series A, Revenue Bond, AGC	4.250%	5/15/2038	Aa3	1,000,000	845,970

					3,576,028

LOUISIANA - 0.7%

Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa2	660,000	660,027
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa2	1,090,000	1,082,555
New Orleans, Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	A3	300,000	300,696

					2,043,278

MAINE - 0.3%

Maine Municipal Bond Bank, Series D, Revenue Bond	4.000%	11/1/2033	AAA[3]	1,000,000	864,310

MARYLAND - 2.1%

Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1	345,000	348,050
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1	1,770,000	1,781,363
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa	1,000,000	983,650
Howard County, Public Impt., Series A, G.O. Bond	4.500%	2/15/2030	Aaa	1,000,000	1,003,240
Maryland State, Public Impt., Series A, G.O. Bond	4.000%	8/1/2015	Aaa	500,000	551,870
Maryland State, Series C, G.O. Bond	5.000%	11/1/2020	Aaa	500,000	577,020
Maryland State, State and Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa	750,000	784,110

					6,029,303

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

MASSACHUSETTS - 4.2%

Beverly, Municipal Purpose Loan, G.O. Bond	4.500%	1/15/2035	AA3	$695,000	$641,826
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2028	Aa1	510,000	539,886
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1	1,000,000	1,041,020
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2021	Aaa	1,000,000	1,019,360
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2022	Aaa	410,000	415,785
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa	850,000	836,867
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa	850,000	830,441
Commonwealth of Massachusetts, Series A, G.O. Bond	4.750%	8/1/2038	Aa1	500,000	472,905
Commonwealth of Massachusetts, Series B, G.O. Bond	3.000%	7/1/2013	Aa1	500,000	524,245
Commonwealth of Massachusetts, Series B, G.O. Bond	4.000%	7/1/2013	Aa1	590,000	631,737
Commonwealth of Massachusetts, Series C, G.O. Bond, AMBAC	5.500%	12/1/2023	Aa1	1,000,000	1,167,630
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1	1,000,000	1,135,640
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa2	500,000	524,355
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1	2,000,000	1,866,920
Richmond, G.O. Bond, NATL	5.000%	4/15/2021	Aa2	400,000	403,696

					12,052,313

MICHIGAN - 3.2%

Bendle Public School District, G.O. Bond, FGRNA	4.500%	5/1/2028	Aa2	640,000	596,531
Detroit City School District, Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa2	750,000	658,838
Detroit Sewer Disposal System, Series B, Revenue Bond, FGRNA	4.625%	7/1/2034	A2	1,500,000	1,252,125
Detroit Water Supply System, Revenue Bond, NATL	5.250%	7/1/2023	A2	2,000,000	2,010,760
Grand Rapids Public Schools, G.O. Bond, NATL	4.125%	5/1/2023	Aa3	1,200,000	1,150,692
Muskegon Public Schools, G.O. Bond, AGM	5.000%	5/1/2020	Aa2	1,000,000	1,030,140
Saginaw City School District, G.O. Bond, AGM	4.500%	5/1/2031	Aa2	1,695,000	1,507,414
Warren Woods Public Schools, School Building & Site, G.O. Bond, AGM	4.500%	5/1/2026	Aa2	1,015,000	961,652

					9,168,152

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

MINNESOTA - 2.0%

Brooklyn Center Independent School District No. 286, Series A, G.O. Bond, NATL	4.375%	2/1/2026	Aa2	$1,105,000	$1,098,381
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa	1,500,000	1,528,905
Minnesota State, G.O. Bond	5.000%	8/1/2013	Aa1	2,000,000	2,194,120
Pine County, Series A, G.O. Bond, FGRNA	4.400%	2/1/2028	AAA[3]	555,000	548,079
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa	150,000	171,084

					5,540,569

MISSISSIPPI - 0.2%

Biloxi Public School District, Prerefunded Balance, Revenue Bond, NATL	5.000%	4/1/2017	A1	500,000	500,000

MISSOURI - 1.7%

Columbia, Water & Electric, Series A, Revenue Bond	4.125%	10/1/2033	AA3	995,000	938,514
Missouri State, Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa	2,375,000	2,758,610
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3	1,015,000	989,097

					4,686,221

NEBRASKA - 1.7%

Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2026	A1	840,000	866,099
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	A1	2,640,000	2,365,968
Omaha Public Power District, Series AA, Revenue Bonds, FGRNA	4.500%	2/1/2034	Aa2	1,950,000	1,735,207

					4,967,274

NEVADA - 2.9%

Clark County, G.O. Bond, AGM	4.750%	6/1/2027	Aa1	3,000,000	2,996,460
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, AGM	4.750%	6/1/2033	Aa1	1,500,000	1,407,930
Nevada State, Capital Impt., G.O. Bond	5.000%	6/1/2019	Aa2	2,040,000	2,203,384
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGRNA	5.000%	5/15/2028	Aa2	125,000	125,001

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

NEVADA (continued)

North Las Vegas, G.O. Bond, NATL	5.000%	5/1/2024	Aa2	$1,500,000	$1,522,590

					8,255,365

NEW HAMPSHIRE - 0.6%

Manchester, Series F, G.O. Bond	3.750%	12/1/2025	Aa1	1,005,000	964,438
New Hampshire Municipal Bond Bank, Series D, Revenue Bond	4.625%	7/15/2039	Aa3	835,000	813,716

					1,778,154

NEW JERSEY - 1.5%

East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2028	Aa2	835,000	822,993
East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2029	Aa2	1,000,000	969,330
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	Aa3	930,000	946,954
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond .	3.700%	10/1/2018	Aaa	540,000	553,068
Sparta Township Board of Education, G.O. Bond, AGM	4.300%	2/15/2030	Aa2	1,000,000	923,830

					4,216,175

NEW MEXICO - 0.2%

New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL	3.250%	6/1/2013	Aa1	490,000	514,348

NEW YORK - 4.2%

Hampton Bays Union Free School District, G.O. Bond, AGM	4.375%	9/15/2029	Aa3	2,225,000	2,068,516
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	2,590,000	2,733,330
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa1	750,000	754,140
New York Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	1,000,000	881,000
New York State Dormitory Authority, Universityof Rochester, Series E, Revenue Bond	4.000%	7/1/2022	Aa3	930,000	930,930

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

NEW YORK (continued)

New York State Urban Development Corp., Series B, Revenue Bond, NATL	5.000%	1/1/2019	WR2	$1,000,000	$1,076,400
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2	1,000,000	899,830
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA3	2,000,000	1,919,940
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.375%	7/15/2040	AA3	855,000	756,239

					12,020,325

NORTH CAROLINA - 2.1%

Charlotte, Series B, Revenue Bond	4.625%	7/1/2039	Aaa	1,000,000	949,310
Charlotte, Water & Sewer, Revenue Bond	5.000%	7/1/2038	Aaa	1,000,000	1,005,970
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa	1,455,000	1,487,097
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2	1,000,000	1,003,110
North Carolina State, Highway Impt., Revenue Bond, NATL	4.000%	3/1/2018	Aa2	1,355,000	1,433,509

					5,878,996

NORTH DAKOTA - 0.6%

Fargo, Series A, G.O. Bond, NATL	4.700%	5/1/2030	Aa1	1,840,000	1,824,360

OHIO - 2.9%

Brookville Local School District, G.O. Bond, AGM	4.125%	12/1/2026	Aa3	660,000	609,239
Columbus City School District, G.O. Bond, AGM	4.375%	12/1/2032	Aa2	1,000,000	915,340
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,109,250
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	Aa2	1,450,000	1,529,996
Newark City School District, G.O. Bond, FGRNA	4.250%	12/1/2027	A1	500,000	458,965
Ohio State, Conservation Project, Series A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,116,440
Pickerington Local School District, G.O. Bond, NATL	4.250%	12/1/2034	Aa2	2,500,000	2,100,650

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

OHIO (continued)

Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	A1		$325,000	$341,751

						8,181,631

OKLAHOMA - 1.0%

Oklahoma City Water Utilities Trust, Series A, Revenue Bond	4.125%	7/1/2039	Aa1		1,000,000	866,940
Oklahoma City, G.O. Bond, NATL	4.250%	3/1/2023	Aaa		2,000,000	2,034,040

						2,900,980

OREGON - 2.6%

Clackamas County School District No. 12 North Clackamas, Series A, G.O. Bond, AGM	4.750%	6/15/2031	Aa1		870,000	868,817
Metro, G.O. Bond	5.000%	6/1/2022	Aaa		3,000,000	3,266,430
Portland, Water Utility Impt., Series A, Revenue Bond	5.000%	5/1/2034	Aaa		1,000,000	1,024,640
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		550,000	537,042
Salem, Water & Sewer, Revenue Bond, AGM	5.000%	5/1/2014	Aa3		1,120,000	1,241,497
Washington County School District No. 15 Forest Grove, Prerefunded Balance, G.O. Bond, AGM	5.500%	6/15/2017	Aa1		500,000	505,285

						7,443,711

PENNSYLVANIA - 3.4%

Allegheny County, Series C-62B, G.O. Bond	5.000%	11/1/2029	A1		750,000	736,612
Commonwealth of Pennsylvania, Second Series, G.O. Bond, CIFG	4.250%	3/1/2025	Aa1		2,000,000	1,976,540
Erie Water Authority, Series 2006, Revenue Bond, AGM	5.000%	12/1/2036	AA	[3]	1,000,000	962,180
Jenkintown School District, Series A, G.O. Bond, FGRNA	4.500%	5/15/2032	A	[3]	1,000,000	914,440
Lancaster School District, G.O. Bond, AGM	5.000%	6/1/2019	Aa3		1,200,000	1,307,832
Pennsylvania Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	Aa3		530,000	543,054
Philadelphia, Water & Wastewater, Prerefunded Revenue Bond, NATL	5.600%	8/1/2018	BBB	[3]	20,000	23,378
Philadelphia, Water & Wastewater, Series A, Revenue Bond, AMRAG	5.000%	8/1/2021	Aa3		1,000,000	1,047,600

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

PENNSYLVANIA (continued)

Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A3	$855,000	$802,195
Uniontown Area School District, G.O. Bond, AGM	4.350%	10/1/2034	Aa3	1,500,000	1,286,370

					9,600,201

RHODE ISLAND - 1.1%

Narragansett Bay Commission, Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa1	1,000,000	930,760
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1	1,000,000	870,180
Rhode Island State, Series B, G.O. Bond	5.000%	4/1/2023	Aa2	1,110,000	1,178,376

					2,979,316

SOUTH CAROLINA - 4.5%

Beaufort County School District, Series B, G.O. Bond, SCSDE	5.000%	3/1/2017	Aa1	1,000,000	1,138,690
Beaufort County, G.O. Bond, NATL	4.250%	3/1/2024	Aa1	790,000	787,251
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aaa	1,000,000	1,131,920
Columbia, Water Utility Impt., Revenue Bond	5.000%	2/1/2027	Aa1	1,750,000	1,832,582
Lexington, Waterworks & Sewer System, Revenue Bond, AGC	5.000%	1/15/2039	Aa3	1,565,000	1,546,345
Richland County School District No. 1, Series B, G.O. Bond, SCSDE	4.450%	3/1/2026	Aa1	1,005,000	1,006,206
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1	2,000,000	1,830,700
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa	1,250,000	1,253,038
Spartanburg Sanitation Sewer District, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1	1,500,000	1,467,570
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1	1,000,000	902,360

					12,896,662

SOUTH DAKOTA - 0.2%

Rapid City, Revenue Bond	5.250%	11/1/2039	Aa3	450,000	451,211

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

TENNESSEE - 1.1%

Claiborne County, Public Impt., Series A, G.O. Bond	4.125%	4/1/2030	A3	$750,000	$679,958
Maryville, Series B, G.O. Bond	3.500%	6/1/2030	Aa3	1,280,000	1,161,216
Tennessee State, Public Impt., Series A, G.O. Bond	3.625%	5/1/2031	Aaa	1,500,000	1,276,125

					3,117,299

TEXAS - 5.1%

Alamo Community College District, Series A, G.O. Bond, NATL	5.000%	8/15/2024	Aaa	1,020,000	1,069,878
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa	750,000	761,183
Canyon Independent School District, G.O. Bond	4.700%	2/15/2025	Aaa[3]	1,440,000	1,484,165
Clear Creek Independent School District, G.O. Bond, AGM	4.000%	2/15/2029	Aa2	2,340,000	2,153,970
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	Aaa[3]	1,845,000	2,025,644
Fort Bend County, Public Impt., G.O. Bond, NATL	4.750%	3/1/2031	Aa1	1,000,000	974,810
Harris County, Series A, G.O. Bond	5.000%	10/1/2024	AAA[3]	500,000	544,435
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa	1,220,000	1,211,057
McKinney, Waterworks & Sewer, Revenue Bond, FGRNA	4.750%	3/15/2024	Aa2	1,000,000	1,013,480
San Antonio, Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1	1,400,000	1,339,898
Tarrant Regional Water District, Water Utility Impt., Revenue Bond, FGRNA	4.750%	3/1/2029	Aa1	1,000,000	1,005,620
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa	1,000,000	1,013,240

					14,597,380

UTAH - 2.4%

Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1	1,240,000	1,174,429
Ogden City School District, G.O. Bond	4.250%	6/15/2025	Aaa	1,500,000	1,489,020
Ogden, Water Utility Impt., Revenue Bond, AGM	4.500%	6/15/2038	Aa3	750,000	640,988
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,196,228

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

UTAH (continued)
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2030	Aaa	$680,000	$648,944
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa2	795,000	813,842
Utah State Building Ownership Authority, Series C, Revenue Bond, AGM	5.500%	5/15/2011	Aa1	300,000	301,899
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2015	Aaa	595,000	656,011

					6,921,361

VERMONT - 0.4%

Vermont State, Public Impt., Series D, G.O. Bond	4.500%	7/15/2025	Aaa	1,000,000	1,027,790

VIRGINIA - 3.3%

Fairfax County Water Authority, Series B, Revenue Bond	4.000%	4/1/2032	Aaa	1,000,000	921,020
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,140,940
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,501,635
Norfolk, Capital Impt., G.O. Bond, FGRNA	4.250%	10/1/2024	Aa2	2,500,000	2,511,050
Norfolk, Capital Impt., G.O. Bond, NATL	4.375%	3/1/2024	Aa2	685,000	691,857
Norfolk, Water Utility Impt., Revenue Bond	3.750%	11/1/2040	Aa2	1,000,000	780,050
Richmond, Series B, G.O. Bond, AGM	4.750%	7/15/2023	Aa2	400,000	408,224
Upper Occoquan Sewage Authority, Series B, Revenue Bond	4.500%	7/1/2038	Aa1	470,000	444,559

					9,399,335

WASHINGTON - 4.8%

Franklin County, Public Impt., G.O. Bond, FGRNA	5.125%	12/1/2022	BBB[3]	1,000,000	1,013,530
Grant County Public Utility District No. 2 Priest Rapids, Series A, Revenue Bond, NATL	5.000%	1/1/2043	Aa3	1,000,000	922,430
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa	2,420,000	2,696,219
King County, Sewer Impt., G.O. Bond, FGRNA .	5.000%	1/1/2035	Aa1	1,255,000	1,255,326
King County, Sewer Impt., Revenue Bond, AGM	5.000%	1/1/2024	Aa2	1,460,000	1,536,650
King County, Sewer Impt., Series A, Revenue Bond, NATL	4.500%	1/1/2032	Aa2	1,070,000	1,014,574

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount/ Shares	Value

MUNICIPAL BONDS (continued)

WASHINGTON (continued)

Seattle, Drain & Wastewater, Revenue Bond, NATL	4.375%	2/1/2026	Aa1	$2,000,000	$1,966,680
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2	1,275,000	1,268,600
Washington State, Motor Vehicle Fuel Tax, Series B, G.O. Bond, AMBAC	5.000%	1/1/2025	Aa1	1,000,000	1,045,100
Washington State, Public Impt., Series A, G.O. Bond	5.000%	7/1/2031	Aa1	1,000,000	1,014,390

					13,733,499

WEST VIRGINIA - 0.3%

West Virginia Water Development Authority, Series A, Revenue Bond, FGRNA	4.250%	11/1/2026	A3	820,000	774,326

WISCONSIN - 3.4%

Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A3	1,500,000	1,389,765
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa1	1,195,000	1,305,215
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1	1,000,000	931,270
Milwaukee County Metropolitan Sewer District, Series F, G.O. Bond	5.000%	10/1/2018	Aaa	1,050,000	1,204,760
Milwaukee, Series B5, G.O. Bond	5.000%	5/1/2024	Aa1	1,000,000	1,073,930
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGRNA	5.050%	12/1/2021	Aa2	450,000	464,184
Stoughton Area School District, G.O. Bond, FGRNA	4.875%	4/1/2016	AA2	500,000	500,000
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1	870,000	802,218
Wisconsin State, Public Impt., Series C, G.O. Bond	5.000%	5/1/2026	Aa2	1,150,000	1,203,670
Wisconsin State, Transportation, Series A, Revenue Bond, AGM	5.000%	7/1/2025	Aa2	700,000	723,751

					9,598,763

WYOMING - 0.2%

Wyoming Municipal Power Agency, Series A, Revenue Bond	5.375%	1/1/2042	A2	710,000	689,666

TOTAL MUNICIPAL BONDS (Identified Cost $278,323,547)					273,218,407

Investment Portfolio - March 31, 2011 (unaudited)

Diversified Tax Exempt Series	Shares	Value

SHORT-TERM INVESTMENTS - 2.7%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $7,773,809)	7,773,809	$7,773,809

TOTAL INVESTMENTS - 98.9% (Identified Cost $286,097,356)		280,992,216
OTHER ASSETS, LESS LIABILITIES - 1.1%		3,038,014

NET ASSETS - 100%		$284,030,230

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

AMRAG (AMBAC reinsured by AGC)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

SCSDE (South Carolina School District Enhancement)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit rating has been withdrawn. As of March 31, 2011, there is no rating available.

3Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 28.2%; AGM -17.1%.

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$286,097,356
Unrealized appreciation	$4,161,135
Unrealized depreciation	(9,266,275)

Net unrealized depreciation	$(5,105,140)

Investment Portfolio - March 31, 2011 (unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	273,218,407	—	273,218,407	—
Mutual funds	7,773,809	7,773,809	—	—
Other financial instruments**	—	—	—	—

Total assets	280,992,216	7,773,809	273,218,407	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$280,992,216	$7,773,809	$273,218,407	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2011 (unaudited)

High Yield Bond Series	Credit Rating [1]	Principal Amount	Value

CORPORATE BONDS - 92.7%
Non-Convertible Corporate Bonds - 92.7%
Consumer Discretionary - 15.2%
Hotels, Restaurants & Leisure - 4.1%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[2] , 9.125%, 8/1/2018	B2	$660,000	$716,100
Scientific Games International, Inc.[2] , 7.875%, 6/15/2016	B1	1,450,000	1,529,750
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B3	1,455,000	1,600,500
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1	570,000	670,405
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1	2,260,000	2,394,786

			6,911,541

Media - 6.3%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1	2,030,000	2,258,375
Columbus International, Inc. (Barbados)[2] , 11.50%, 11/20/2014	B2	1,770,000	2,039,925
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[2] , 7.50%, 3/15/2019	B1	250,000	256,250
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B2	955,000	1,069,600
Sirius XM Radio, Inc.[2] , 9.75%, 9/1/2015	Ba3	940,000	1,058,675
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2] , 8.125%, 12/1/2017	B1	650,000	684,125
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2] , 8.125%, 12/1/2017	B1	EUR 525,000	781,228
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019 .	Ba2	$935,000	1,051,875
XM Satellite Radio, Inc.[2] , 7.625%, 11/1/2018	B3	1,315,000	1,387,325

			10,587,378

Specialty Retail - 3.3%
DirectBuy Holdings, Inc.[2] , 12.00%, 2/1/2017	B2	1,540,000	1,170,400
Rent-A-Center, Inc.[2] , 6.625%, 11/15/2020	Ba3	2,375,000	2,339,375
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	Ba1	1,885,000	2,026,375

			5,536,150

Textiles, Apparel & Luxury Goods - 1.5%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3	2,560,000	2,521,600

Total Consumer Discretionary			25,556,669

Consumer Staples - 4.3%
Beverages - 3.0%
CEDC Finance Corp. International, Inc.[2] , 9.125%, 12/1/2016	B1	1,885,000	1,771,900
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,830,000	2,072,475
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba3	1,000,000	1,081,250

			4,925,625

1

Investment Portfolio - March 31, 2011 (unaudited)

High Yield Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Personal Products - 1.3%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2		$2,055,000	$2,224,538

Total Consumer Staples				7,150,163

Energy - 15.1%
Energy Equipment & Services - 3.5%
Complete Production Services, Inc., 8.00%, 12/15/2016	B1		2,150,000	2,268,250
Thermon Industries, Inc., 9.50%, 5/1/2017	B1		1,355,000	1,463,400
Trinidad Drilling Ltd. (Canada)[2] , 7.875%, 1/15/2019	B2		1,980,000	2,088,900

				5,820,550

Oil, Gas & Consumable Fuels - 11.6%
Aquilex Holdings LLC - Aquilex Finance Corp., 11.125%, 12/15/2016	Caa1		1,185,000	1,251,656
Arch Coal, Inc., 8.75%, 8/1/2016	B1		725,000	810,188
Arch Western Finance LLC, 6.75%, 7/1/2013	B1		611,000	617,110
Calfrac Holdings LP2 , 7.50%, 12/1/2020	B2		1,595,000	1,650,825
Chaparral Energy, Inc., 8.875%, 2/1/2017	Caa1		1,495,000	1,569,750
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 9.00%, 4/1/2015	Ba3		604,000	656,850
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 10.875%, 4/1/2017	B3		640,000	728,000
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B2		2,143,000	2,335,870
Linn Energy LLC - Linn Energy Finance Corp.[2] , 7.75%, 2/1/2021.	B2		1,455,000	1,553,212
MarkWest Energy Partners LP - MarkWest Energy Finance Corp., 6.75%, 11/1/2020	B1		1,550,000	1,588,750
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	B	[3]	1,360,000	1,441,600
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	B1		1,540,000	1,674,750
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B1		1,410,000	1,484,025
Tesoro Corp., 9.75%, 6/1/2019	Ba1		1,440,000	1,634,400
Whiting Petroleum Corp., 7.00%, 2/1/2014	Ba3		485,000	516,525

				19,513,511

Total Energy				25,334,061

Financials - 13.2%
Capital Markets - 0.8%
Goldman Sachs Capital II4 , 5.793%, 12/29/2049	Baa2		1,650,000	1,423,125

Commercial Banks - 0.5%
Wilmington Trust Corp., 8.50%, 4/2/2018	Ba1		755,000	873,922

2

Investment Portfolio - March 31, 2011 (unaudited)

High Yield Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 4.2%
American Express Co.[4] , 6.80%, 9/1/2066	Baa2		$2,940,000	$2,998,800
Credit Acceptance Corp., 9.125%, 2/1/2017	B1		2,185,000	2,362,531
Discover Financial Services, 10.25%, 7/15/2019	Ba1		1,305,000	1,678,841

				7,040,172

Diversified Financial Services - 1.8%
UPCB Finance III Ltd. (Cayman Islands)[2] , 6.625%, 7/1/2020	Ba3		3,035,000	2,974,300

Insurance - 1.5%
Hartford Financial Services Group, Inc.[4] , 8.125%, 6/15/2038	Ba1		2,250,000	2,463,750

Real Estate Investment Trusts (REITS) - 3.5%
DuPont Fabros Technology LP, 8.50%, 12/15/2017	Ba2		1,480,000	1,629,850
Felcor Lodging LP, 10.00%, 10/1/2014	B2		1,370,000	1,565,225
Host Hotels & Resorts LP, 6.875%, 11/1/2014	BB	[3]	665,000	688,275
Host Hotels & Resorts LP, 6.375%, 3/15/2015	Ba1		550,000	561,688
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	Ba2		1,335,000	1,428,450

				5,873,488

Real Estate Management & Development - 0.9%
CB Richard Ellis Services, Inc., 6.625%, 10/15/2020	Ba1		1,500,000	1,545,000

Total Financials				22,193,757

Health Care - 10.3%
Biotechnology - 0.3%
STHI Holding Corp.[2] , 8.00%, 3/15/2018	B2		500,000	517,500

Health Care Equipment & Supplies - 5.5%
Alere, Inc., 7.875%, 2/1/2016	B2		1,725,000	1,800,469
Alere, Inc., 9.00%, 5/15/2016	B3		1,323,000	1,408,995
FMC Finance III S.A. (Luxembourg), 6.875%, 7/15/2017	Ba2		1,680,000	1,774,500
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3		965,000	972,237
Fresenius US Finance II, Inc.[2] , 9.00%, 7/15/2015	Ba1		2,820,000	3,232,425

				9,188,626

Health Care Providers & Services - 3.6%
BioScrip, Inc., 10.25%, 10/1/2015	Caa1		1,285,000	1,338,006
HCA, Inc., 7.875%, 2/15/2020	Ba3		1,170,000	1,272,375
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[3]	1,935,000	1,997,888
LifePoint Hospitals, Inc.[2] , 6.625%, 10/1/2020	Ba1		1,500,000	1,537,500

				6,145,769

Life Sciences Tools & Services - 0.9%
PharmaNet Development Group, Inc.[2] , 10.875%, 4/15/2017	B3		1,350,000	1,485,000

Total Health Care				17,336,895

3

Investment Portfolio - March 31, 2011 (unaudited)

High Yield Bond Series	Credit Rating [1]	Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials - 13.9%
Aerospace & Defense - 1.3%
Acquisition Co. Lanza Parent[2] , 10.00%, 6/1/2017	B3	$1,000,000	$1,102,500
GeoEye, Inc., 9.625%, 10/1/2015	Ba3	945,000	1,069,031

			2,171,531

Air Freight & Logistics - 1.0%
Aguila 3 S.A. (Luxembourg)[2] , 7.875%, 1/31/2018	B2	1,690,000	1,723,800

Airlines - 1.9%
Continental Airlines, Inc.[2] , 6.75%, 9/15/2015	Ba2	1,495,000	1,508,081
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba3	850,000	833,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	850,000	830,875

			3,171,956

Building Products - 2.4%
Building Materials Corp. of America[2] , 6.875%, 8/15/2018	Ba3	825,000	843,562
Building Materials Corp. of America[2] , 7.50%, 3/15/2020	Ba3	645,000	670,800
Owens Corning, 9.00%, 6/15/2019	Ba1	2,075,000	2,452,362

			3,966,724

Commercial Services & Supplies - 2.3%
ACCO Brands Corp., 10.625%, 3/15/2015	B1	910,000	1,026,025
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba3	1,072,000	1,137,660
Clean Harbors, Inc.[2] , 7.625%, 8/15/2016	Ba3	250,000	265,312
Garda World Security Corp. (Canada)[2] , 9.75%, 3/15/2017	B3	1,290,000	1,389,975

			3,818,972

Industrial Conglomerates - 1.4%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	2,250,000	2,303,438

Machinery - 1.5%
Boart Longyear Management Pty., Ltd. (Australia)[2] , 7.00%, 4/1/2021	Ba2	960,000	984,000
Uncle Acquisition 2010 Corp.[2] , 8.625%, 2/15/2019	B3	1,460,000	1,533,000

			2,517,000

Marine - 2.1%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	2,195,000	2,378,831
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	B3	1,185,000	1,229,438

			3,608,269

Total Industrials			23,281,690

4

Investment Portfolio - March 31, 2011 (unaudited)

High Yield Bond Series	Credit Rating [1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 3.6%
Communications Equipment - 0.8%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	B1	$1,580,000	$1,358,800

Electronic Equipment, Instruments & Components - 1.0%
CPI International Acquisition, Inc.[2] , 8.00%, 2/15/2018	B3	1,700,000	1,708,500

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	Ba3	645,000	670,800
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	Ba3	760,000	780,900
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	1,360,000	1,519,800

			2,971,500

Total Information Technology			6,038,800

Materials - 7.1%
Chemicals - 1.9%
Ferro Corp., 7.875%, 8/15/2018	B2	1,470,000	1,558,200
Rhodia S.A. (France)[2] , 6.875%, 9/15/2020	B1	1,535,000	1,563,781

			3,121,981

Containers & Packaging - 1.9%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2] , 8.50%, 5/15/2018	Caa1	1,375,000	1,392,188
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2] , 7.125%, 4/15/2019	Ba3	1,830,000	1,875,750

			3,267,938

Metals & Mining - 1.9%
FMG Resources August 2006 Pty., Ltd. (Australia)[2] , 6.875%, 2/1/2018	B1	1,690,000	1,761,825
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	1,300,000	1,384,500

			3,146,325

Paper & Forest Products - 1.4%
Georgia-Pacific LLC[2] , 8.25%, 5/1/2016	Ba2	2,115,000	2,384,662

Total Materials			11,920,906

Telecommunication Services - 7.6%
Diversified Telecommunication Services - 4.7%
Inmarsat Finance plc (United Kingdom)[2] , 7.375%, 12/1/2017	Ba2	1,500,000	1,582,500
Intelsat Jackson Holdings S.A. (Luxembourg)[2] , 7.25%, 4/1/2019	B3	2,530,000	2,533,163
Intelsat Subsidiary Holding Co. S.A. (Bermuda)[2] , 8.875%, 1/15/2015	B3	1,395,000	1,433,362
Wind Acquisition Finance S.A. (Luxembourg)[2] , 11.75%, 7/15/2017	B2	1,800,000	2,070,000

5

Investment Portfolio - March 31, 2011 (unaudited)

High Yield Bond Series	Credit Rating	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Wind Acquisition Finance S.A. (Luxembourg)[2] , 7.25%, 2/15/2018.	Ba2	$275,000	$287,375

			7,906,400

Wireless Telecommunication Services - 2.9%
CC Holdings GS V LLC - Crown Castle GS III Corp.[2] , 7.75%, 5/1/2017	Baa3	2,190,000	2,387,100
NII Capital Corp., 8.875%, 12/15/2019	B2	1,845,000	2,029,500
NII Capital Corp., 7.625%, 4/1/2021	B2	500,000	511,250

			4,927,850

Total Telecommunication Services			12,834,250

Utilities - 2.4%
Gas Utilities - 0.9%
Ferrellgas LP - Ferrellgas Finance Corp.[2] , 6.50%, 5/1/2021	Ba3	1,615,000	1,566,550

Independent Power Producers & Energy Traders - 1.5%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.125%, 6/30/2017	Ba1	779,047	847,214
Mirant Mid Atlantic Pass-Through Trust, Series C, 10.06%, 12/30/2028	Ba1	477,404	538,274
North American Energy Alliance LLC - North American Energy
Alliance Finance Corp.[2] , 10.875%, 6/1/2016	Ba3	945,000	1,058,400

Total Utilities			4,010,438

TOTAL CORPORATE BONDS (Identified Cost $148,195,683)			155,657,629

PREFERRED STOCKS - 2.6%
Financials - 2.6%
Commercial Banks - 0.9%
Wells Fargo & Co., Series K5 , 7.98%	Baa3	1,335,000	1,461,825

Diversified Financial Services - 1.7%
Bank of America Corp., Series K5 , 8.00%	Ba3	1,410,000	1,516,272
JPMorgan Chase & Co., Series 1[5] , 7.90%	Baa1	1,275,000	1,394,990

			2,911,262

TOTAL PREFERRED STOCKS (Identified Cost $3,817,857)			4,373,087

6

Investment Portfolio - March 31, 2011 (unaudited)

High Yield Bond Series	Shares	Value

SHORT-TERM INVESTMENTS - 4.3%
Dreyfus Cash Management, Inc. - Institutional Shares[6] , 0.12%,
(Identified Cost $7,206,071)	7,206,071	$7,206,071

TOTAL INVESTMENTS - 99.6%
(Identified Cost $159,219,611)		167,236,787
OTHER ASSETS, LESS LIABILITIES - 0.4%		611,867

NET ASSETS - 100%		$167,848,654

EUR - Euro currency

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $63,785,751, or 38.0%, of the Series’ net assets as of March 31, 2011.

[3]	Credit ratings from S&P (unaudited).
[4]	The coupon rate is floating and is the stated rate as of March 31, 2011.
[5]	The rate shown is a fixed rate as of March 31, 2011; the rate becomes floating in 2049.
[6]	Rate shown is the current yield as of March 31, 2011.

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$159,219,611
Unrealized appreciation	$8,657,132
Unrealized depreciation	(639,956)

Net unrealized appreciation	$8,017,176

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

Investment Portfolio - March 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities:
Financials	4,373,087	—	4,373,087	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	—	—	—	—
Corporate debt:				—
Consumer Discretionary	25,556,669	—	25,556,669	—
Consumer Staples	7,150,163	—	7,150,163	—
Energy	25,334,061	—	25,334,061	—
Financials	22,193,757	—	22,193,757	—
Health Care	17,336,895	—	17,336,895	—
Industrials	23,281,690	—	23,281,690	—
Information Technology	6,038,800	—	6,038,800	—
Materials	11,920,906	—	11,920,906	—
Telecommunication Services	12,834,250	—	12,834,250	—
Utilities	4,010,438	—	4,010,438	—
Mutual funds	7,206,071	7,206,071	—	—
Other financial instruments**	—	—	—	—

Total assets	167,236,787	7,206,071	160,030,716	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$167,236,787	$7,206,071	$160,030,716	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS - 77.0%

Convertible Corporate Bonds - 1.4%
Health Care - 0.4%
Biotechnology - 0.3%
Amgen, Inc., 0.375%, 2/1/2013	A3		$530,000	$526,687

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1		120,000	123,600

Total Health Care				650,287

Information Technology - 1.0%
Computers & Peripherals - 1.0%
EMC Corp., 1.75%, 12/1/2013	A	[5]	870,000	1,483,350

Total Convertible Corporate Bonds
(Identified Cost $1,963,634)				2,133,637

Non-Convertible Corporate Bonds - 75.6%
Consumer Discretionary - 11.3%
Hotels, Restaurants & Leisure - 2.1%
International Game Technology, 7.50%, 6/15/2019	Baa2		1,750,000	1,986,845
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3		1,250,000	1,180,404

				3,167,249

Household Durables - 0.9%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3		1,345,000	1,327,392

Media - 4.0%
Comcast Corp., 6.50%, 11/15/2035	Baa1		925,000	957,576
Comcast Corp., 6.95%, 8/15/2037	Baa1		665,000	723,975
DIRECTV Holdings LLC, 5.20%, 3/15/2020	Baa2		1,280,000	1,318,342
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		1,275,000	1,328,044
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		1,110,000	1,102,674
The Walt Disney Co., 5.50%, 3/15/2019	A2		500,000	566,092

				5,996,703

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2		670,000	766,743
Target Corp., 3.875%, 7/15/2020	A2		335,000	329,723

				1,096,466

Specialty Retail - 3.2%
AutoZone, Inc., 4.00%, 11/15/2020	Baa2		1,415,000	1,316,192
Best Buy Co., Inc., 5.50%, 3/15/2021	Baa2		1,000,000	981,211
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1		1,065,000	1,177,688
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1		745,000	851,364
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3		500,000	494,553

				4,821,008

1

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp., 5.95%, 11/1/2017	A3	$485,000	$554,789

Total Consumer Discretionary			16,963,607

Consumer Staples - 3.3%
Beverages - 0.6%
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	775,000	983,679

Food & Staples Retailing - 0.9%
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	246,105
The Kroger Co., 6.15%, 1/15/2020	Baa2	950,000	1,071,372

			1,317,477

Food Products - 1.8%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	847,958
Grupo Bimbo SAB de CV (Mexico)[2] , 4.875%, 6/30/2020	Baa2	500,000	501,107
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	565,000	631,591
Kraft Foods, Inc., 5.375%, 2/10/2020	Baa2	680,000	717,907

			2,698,563

Total Consumer Staples			4,999,719

Energy - 6.4%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	620,000	773,948
Baker Hughes, Inc., 5.125%, 9/15/2040	A2	1,400,000	1,327,719
Schlumberger Oilfield plc (United Kingdom)[2] , 4.20%, 1/15/2021	A1	1,465,000	1,465,620
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	2,295,000	2,922,862

			6,490,149

Oil, Gas & Consumable Fuels - 2.1%
Apache Corp., 6.90%, 9/15/2018	A3	630,000	756,755
Hess Corp., 5.60%, 2/15/2041	Baa2	1,375,000	1,313,582
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019.	Aa1	1,000,000	1,029,751

			3,100,088

Total Energy			9,590,237

Financials - 23.9%
Capital Markets - 5.9%
The Charles Schwab Corp., 4.45%, 7/22/2020	A2	1,320,000	1,341,042
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3	1,050,000	1,008,958
Goldman Sachs Capital II3 , 5.793%, 12/29/2049	Baa2	1,565,000	1,349,813
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	690,000	748,082
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1	935,000	949,338
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	1,110,000	1,309,466

2

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley, 5.55%, 4/27/2017	A2	$1,727,000	$1,816,538
Morgan Stanley, 5.75%, 1/25/2021	A2	400,000	403,718

			8,926,955

Commercial Banks - 5.2%
HSBC Finance Corp., 7.00%, 5/15/2012	A3	1,025,000	1,090,167
HSBC Finance Corp., 6.375%, 11/27/2012	A3	785,000	844,783
KeyBank National Association, 5.45%, 3/3/2016	Baa1	1,050,000	1,123,240
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,480,000	1,670,944
National City Corp., 6.875%, 5/15/2019	Baa1	500,000	570,798
PNC Bank National Association, 5.25%, 1/15/2017	A3	880,000	937,372
Wachovia Bank National Association, 5.60%, 3/15/2016	Aa3	450,000	488,345
Wachovia Corp., 5.25%, 8/1/2014	A2	945,000	1,010,650

			7,736,299

Consumer Finance - 0.9%
American Express Co., 8.125%, 5/20/2019	A3	1,090,000	1,359,963

Diversified Financial Services - 3.7%
Bank of America Corp., 7.625%, 6/1/2019	A2	1,150,000	1,331,929
Bank of America Corp.[4] , 5.13%, 2/24/2026	A2	1,415,000	1,378,632
Citigroup, Inc., 8.50%, 5/22/2019	A3	1,190,000	1,468,312
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	1,180,000	1,306,127

			5,485,000

Insurance - 1.3%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	660,000	681,870
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,260,000	1,303,475

			1,985,345

Real Estate Investment Trusts (REITS) - 6.9%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	740,000	732,034
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,015,260
Boston Properties LP, 5.625%, 11/15/2020	Baa2	300,000	321,328
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	853,829
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,362,070
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	45,000	44,274
HCP, Inc., 6.70%, 1/30/2018	Baa2	1,315,000	1,457,442
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	410,558
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	990,000	952,676
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	735,000	885,635
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	890,000	958,853

3

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 10.35%, 4/1/2019	A3		$990,000	$1,364,574

				10,358,533

Total Financials				35,852,095

Health Care - 3.5%
Biotechnology - 0.6%
Amgen, Inc., 5.85%, 6/1/2017	A3		500,000	568,996
Amgen, Inc., 3.45%, 10/1/2020	A3		370,000	348,187

				917,183

Health Care Equipment & Supplies - 0.4%
CR Bard, Inc., 4.40%, 1/15/2021	A3		655,000	664,316

Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc., 4.70%, 2/15/2021	Baa1		1,000,000	1,010,971

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3		600,000	611,322

Pharmaceuticals - 1.4%
Abbott Laboratories, 5.60%, 11/30/2017	A1		675,000	763,402
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2		1,215,000	1,315,235

				2,078,637

Total Health Care				5,282,429

Industrials - 12.5%
Aerospace & Defense - 2.1%
The Boeing Co., 6.00%, 3/15/2019	A2		870,000	1,001,020
Honeywell International, Inc., 5.30%, 3/1/2018	A2		690,000	763,959
Textron, Inc., 7.25%, 10/1/2019	Baa3		1,245,000	1,435,450

				3,200,429

Air Freight & Logistics - 0.6%
FedEx Corp., 8.00%, 1/15/2019	Baa2		790,000	979,582

Airlines - 1.5%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2		281,729	299,337
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	BBB	[5]	295,000	303,850
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1		160,904	166,133
Delta Air Lines Pass-Through Trust, Series 2010-1, Class A, 6.20%, 7/2/2018	Baa2		494,146	512,676

4

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	$910,000	$971,869

			2,253,865

Commercial Services & Supplies - 0.7%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	830,000	999,310

Industrial Conglomerates - 3.1%
GE Capital Trust I3 , 6.375%, 11/15/2067	Aa3	1,145,000	1,172,194
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	350,000	378,392
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	320,000	338,566
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	1,220,000	1,340,586
General Electric Co., 5.25%, 12/6/2017	Aa2	370,000	402,929
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	975,000	998,637

			4,631,304

Machinery - 2.0%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	1,095,000	1,322,168
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	250,889
John Deere Capital Corp., 5.75%, 9/10/2018	A2	1,245,000	1,404,477

			2,977,534

Road & Rail - 2.5%
CSX Corp., 6.00%, 10/1/2036	Baa3	1,295,000	1,343,323
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	1,595,000	1,581,004
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	705,000	786,090

			3,710,417

Total Industrials			18,752,441

Information Technology - 3.7%
Computers & Peripherals - 1.3%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,157,210
Hewlett-Packard Co., 5.50%, 3/1/2018	A2	680,000	754,997

			1,912,207

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc., 6.625%, 5/15/2019	Baa1	650,000	749,642
Corning, Inc., 4.25%, 8/15/2020	Baa1	500,000	495,407

			1,245,049

IT Services - 0.7%
The Western Union Co., 5.253%, 4/1/2020	A3	945,000	982,247

Software - 0.9%
Oracle Corp., 5.00%, 7/8/2019	A2	700,000	749,794

5

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software (continued)
Oracle Corp.[2] , 3.875%, 7/15/2020	A2	$675,000	$663,344

			1,413,138

Total Information Technology			5,552,641

Materials - 7.5%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	885,000	1,009,281

Metals & Mining - 5.3%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	1,635,000	1,673,173
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,625,000	1,710,946
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	2,225,000	2,192,531
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	810,000	956,404
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,505,000	1,485,820

			8,018,874

Paper & Forest Products - 1.5%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,885,000	2,212,200

Total Materials			11,240,355

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	745,000	741,204

Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC[2] , 6.113%, 1/15/2020	A2	745,000	807,470
Crown Castle Towers LLC[2] , 4.883%, 8/15/2020	A2	250,000	250,169
SBA Tower Trust[2] , 5.101%, 4/15/2017	A2	375,000	384,375

			1,442,014

Total Telecommunication Services			2,183,218

Utilities - 2.1%
Electric Utilities - 1.8%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	623,083
Exelon Generation Co. LLC, 6.20%, 10/1/2017	A3	350,000	387,702
Exelon Generation Co. LLC, 4.00%, 10/1/2020	A3	865,000	790,820
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	855,000	954,173

			2,755,778

6

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities - 0.3%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	$335,000	$374,900

Total Utilities			3,130,678

Total Non-Convertible Corporate Bonds
(Identified Cost $108,343,972)			113,547,420

TOTAL CORPORATE BONDS
(Identified Cost $110,307,606)			115,681,057

PREFERRED STOCKS - 1.6%

Financials - 1.6%
Commercial Banks - 0.9%
PNC Financial Services Group, Inc., Series K6 , 8.25%	Baa3	290,000	306,086
Wells Fargo & Co., Series K6 , 7.98%	Baa3	1,000,000	1,095,000

			1,401,086

Diversified Financial Services - 0.7%
JPMorgan Chase & Co., Series 1[6] , 7.90%	Baa1	965,000	1,055,816

TOTAL PREFERRED STOCKS
(Identified Cost $2,309,558)			2,456,902

ASSET-BACKED SECURITIES - 0.8%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	$13,031	13,133
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	22,546	22,955
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B3 , 2.005%, 4/15/2013	Aaa	50,000	50,567
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A (Cayman Islands)[2] , 3.72%, 2/15/2023	Aaa	100,000	100,250
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2] , 5.29%, 3/25/2016	Aaa	370,000	403,999
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2] , 3.74%, 2/25/2017	Aaa	595,000	610,858

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,145,535)			1,201,762

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
American Tower Trust, Series 2007-1A, Class AFX[2] , 5.42%, 4/15/2037	Aaa	400,000	428,967

7

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Americold LLC Trust, Series 2010-ARTA, Class A1[2] , 3.847%, 1/14/2029	AAA	[5]	$98,707	$100,027
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[3] , 5.741%, 5/10/2045	AAA	[5]	200,000	217,218
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		100,000	107,712
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		160,000	169,476
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[3] , 5.723%, 9/11/2038	Aaa		200,000	219,382
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[3] , 5.733%, 3/15/2049	Aaa		110,000	119,915
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[3] , 5.769%, 6/10/2046	AAA	[5]	155,000	169,223
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2] , 3.156%, 7/10/2046	Aaa		263,058	262,279
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[3] , 5.89%, 7/10/2038	Aaa		415,000	454,008
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[3] , 5.28%, 1/12/2043	Aaa		150,000	159,955
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[3] , 5.202%, 12/15/2044	Aaa		325,000	348,279
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[3] , 5.863%, 4/15/2045	Aaa		150,000	164,824
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2] , 4.07%, 11/15/2043	Aaa		200,000	192,271
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[3] , 5.876%, 6/15/2038	Aaa		150,000	164,963
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[3] , 5.414%, 7/12/2046	Aaa		125,000	132,388
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[3] , 5.203%, 11/14/2042	Aaa		100,000	107,718
OBP Depositor LLC Trust, Series 2010-OBP, Class A2 , 4.646%, 7/15/2045	AAA	[5]	100,000	101,541
Vornado DP LLC, Series 2010-VNO, Class A2FX2 , 4.004%, 9/13/2028	AAA	[5]	245,000	235,368
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[3] , 5.209%, 10/15/2044	Aaa		150,000	161,262
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[3] , 5.739%, 5/15/2043	Aaa		115,000	125,442
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3] , 6.011%, 6/15/2045	Aaa		210,000	228,670

8

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount/ Shares	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2] , 4.393%, 11/15/2043	Aaa	$275,000	$272,392

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $4,611,494)			4,643,280

MUNICIPAL BONDS - 0.7%
Monroe County Water Authority, Revenue Bond, 6.339%, 8/1/2035	Aa2	500,000	522,810
New York City, G.O. Bond, 6.646%, 12/1/2031	Aa2	500,000	518,185

TOTAL MUNICIPAL BONDS
(Identified Cost $1,000,000)			1,040,995

MUTUAL FUNDS - 3.8%
iShares iBoxx Investment Grade Corporate Bond Fund
(Identified Cost $5,173,852)		52,150	5,642,630

U.S. GOVERNMENT AGENCIES - 9.9%

Mortgage-Backed Securities - 9.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		$1,856,823	2,015,127
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		125,556	136,417
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		145,097	158,655
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,104,259	1,198,404
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		190,047	207,805
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,974,341	2,142,664
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		114,156	123,614
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040		2,084,590	2,271,024
Fannie Mae, Pool #889409, 6.00%, 5/1/2038		2,708,113	2,949,677
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		612,982	665,434
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		191,876	209,025
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		129,167	140,711
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		106,737	116,344
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		187,559	204,321
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037		339,609	369,584
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040		1,107,366	1,205,106
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040		745,099	810,864

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $14,850,237)			14,924,776

SHORT-TERM INVESTMENTS - 2.6%

Dreyfus Cash Management, Inc. - Institutional Shares[7] , 0.12%,
(Identified Cost $3,876,007)		3,876,007	3,876,007

9

Investment Portfolio - March 31, 2011 (unaudited)

Core Bond Series	Value
TOTAL INVESTMENTS - 99.5%
(Identified Cost $143,274,289)	$149,467,409
OTHER ASSETS, LESS LIABILITIES - 0.5%	679,077

NET ASSETS - 100%	$150,146,486

G.O.	Bond - General Obligation Bond
[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $6,780,037, or 4.5% of the Series’ net assets as of March 31, 2011.

[3]	The coupon rate is floating and is the stated rate as of March 31, 2011.
[4]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of March 31, 2011.
[5]	Credit ratings from S&P (unaudited).
[6]	The rate shown is a fixed rate as of March 31, 2011; the rate becomes floating in 2049.
[7]	Rate shown is the current yield as of March 31, 2011.

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$143,274,289
Unrealized appreciation	$6,627,125
Unrealized depreciation	(434,005)

Net unrealized appreciation	$6,193,120

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Investment Portfolio - March 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:

Equity securities*	$—	$—	$—	$—
Preferred securities:
Financials	2,456,902	—	2,456,902	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	14,924,776	—	14,924,776	—
States and political subdivisions (municipals)	1,040,995	—	1,040,995	—
Corporate debt:				—
Consumer Discretionary	16,963,607	—	16,963,607	—
Consumer Staples	4,999,719	—	4,999,719	—
Energy	9,590,237	—	9,590,237	—
Financials	35,852,095	—	35,852,095	—
Health Care	5,282,429	—	5,282,429	—
Industrials	18,752,441	—	18,752,441	—
Information Technology	5,552,641	—	5,552,641	—
Materials	11,240,355	—	11,240,355	—
Telecommunication Services	2,183,218	—	2,183,218	—
Utilities	3,130,678	—	3,130,678	—
Convertible corporate debt:				—
Health Care	650,287	—	650,287	—
Information Technology	1,483,350	—	1,483,350	—
Asset-backed securities	1,201,762	—	1,201,762	—
Commercial mortgage-backed securities	4,643,280	—	4,643,280
Mutual funds	9,518,637	9,518,637	—	—
Other financial instruments**	—	—	—	—

Total assets	149,467,409	9,518,637	139,948,772	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$149,467,409	$9,518,637	$139,948,772	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

11

Investment Portfolio - March 31, 2011 (unaudited)

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount		Value

CORPORATE BONDS - 78.7%

Convertible Corporate Bonds - 1.7%
Financials - 0.5%
Real Estate Investment Trusts (REITS) - 0.5%
BioMed Realty LP2 , 3.75%, 1/15/2015	WR	[3]		$2,375,000	$2,823,281

Health Care - 0.6%
Biotechnology - 0.6%
Amgen, Inc., 0.375%, 2/1/2013	A3			3,270,000	3,249,563

Information Technology - 0.6%
Computers & Peripherals - 0.6%
EMC Corp., 1.75%, 12/1/2013	A	[4]		1,685,000	2,872,925

Total Convertible Corporate Bonds (Identified Cost $8,021,597)					8,945,769

Non-Convertible Corporate Bonds - 77.0%
Consumer Discretionary - 12.7%
Hotels, Restaurants & Leisure - 1.5%
International Game Technology, 7.50%, 6/15/2019	Baa2			5,505,000	6,250,047
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B3			610,000	671,000
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1			405,000	476,340
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1			800,000	847,712

					8,245,099

Household Durables - 1.7%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa3			4,485,000	4,762,518
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3			5,000,000	4,934,545

					9,697,063

Media - 4.7%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1			835,000	928,937
Columbus International, Inc. (Barbados)[2] , 11.50%, 11/20/2014	B2			900,000	1,037,250
Comcast Corp., 6.50%, 11/15/2035	Baa1			4,540,000	4,699,885
Comcast Corp., 6.95%, 8/15/2037	Baa1			1,855,000	2,019,509
DIRECTV Holdings LLC, 5.20%, 3/15/2020	Baa2			4,710,000	4,851,088
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2			4,875,000	5,077,815
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B2			500,000	560,000
Sirius XM Radio, Inc.[2] , 9.75%, 9/1/2015	Ba3			1,405,000	1,582,381
Time Warner, Inc., 4.75%, 3/29/2021	Baa2			4,110,000	4,082,874
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2] , 8.125%, 12/1/2017	B1		EUR	600,000	892,832

					25,732,571

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2			$3,225,000	3,690,664

Specialty Retail - 3.5%
AutoZone, Inc., 4.00%, 11/15/2020	Baa2			1,650,000	1,534,782

1

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Best Buy Co., Inc., 5.50%, 3/15/2021	Baa2	$4,000,000	$3,924,844
DirectBuy Holdings, Inc.[2] , 12.00%, 2/1/2017	B2	1,000,000	760,000
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1	4,325,000	4,782,628
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	3,175,000	3,628,295
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	2,500,000	2,472,768
Rent-A-Center, Inc.[2] , 6.625%, 11/15/2020	Ba3	1,000,000	985,000
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	Ba1	920,000	989,000

			19,077,317

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,220,065

Total Consumer Discretionary			69,662,779

Consumer Staples - 1.7%
Beverages - 0.8%
CEDC Finance Corp. International, Inc.[2] , 9.125%, 12/1/2016	B1	1,215,000	1,142,100
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,205,000	1,364,662
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba3	750,000	810,937
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	713,000	904,985

			4,222,684

Food Products - 0.7%
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	3,610,000	4,035,475

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	27,769

Personal Products - 0.2%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2	990,000	1,071,675

Total Consumer Staples			9,357,603

Energy - 7.2%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,938,399
Schlumberger Oilfield plc (United Kingdom)[2] , 4.20%, 1/15/2021	A1	2,630,000	2,631,113
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	830,000	896,400
Trinidad Drilling Ltd. (Canada)[2] , 7.875%, 1/15/2019	B2	1,000,000	1,055,000
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	6,175,000	7,864,344

			16,385,256

Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Ba1	5,825,000	6,334,018
Apache Corp., 6.90%, 9/15/2018	A3	2,275,000	2,732,728
Aquilex Holdings LLC - Aquilex Finance Corp., 11.125%, 12/15/2016	Caa1	740,000	781,625

2

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Arch Western Finance LLC, 6.75%, 7/1/2013	B1		$694,000	$700,940
Calfrac Holdings LP2 , 7.50%, 12/1/2020	B2		1,000,000	1,035,000
Chaparral Energy, Inc., 8.875%, 2/1/2017	Caa1		555,000	582,750
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 9.00%, 4/1/2015	Ba3		373,000	405,637
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 10.875%, 4/1/2017	B3		395,000	449,312
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B2		885,000	964,650
Hess Corp., 5.60%, 2/15/2041	Baa2		5,125,000	4,896,076
Martin Midstream Partners LP - Martin Midstream Finance Corp., 8.875%, 4/1/2018	B	[4]	840,000	890,400
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC, 8.875%, 3/15/2018	B1		605,000	657,938
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B1		750,000	789,375
Tesoro Corp., 9.75%, 6/1/2019	Ba1		615,000	698,025
Whiting Petroleum Corp., 7.00%, 2/1/2014	Ba3		1,000,000	1,065,000

				22,983,474

Total Energy				39,368,730

Financials - 24.9%
Capital Markets - 5.2%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3		3,450,000	3,315,146
Goldman Sachs Capital II5 , 5.793%, 12/29/2049	Baa2		4,205,000	3,626,813
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1		3,385,000	3,669,939
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1		4,510,000	4,579,161
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2		4,110,000	4,848,563
Morgan Stanley, 5.55%, 4/27/2017	A2		3,544,000	3,727,742
Morgan Stanley, 5.50%, 1/26/2020	A2		4,485,000	4,504,514

				28,271,878

Commercial Banks - 5.2%
KeyBank National Association, 5.45%, 3/3/2016	Baa1		4,640,000	4,963,649
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3		5,665,000	6,395,876
National City Corp., 6.875%, 5/15/2019	Baa1		1,920,000	2,191,866
PNC Bank National Association, 5.25%, 1/15/2017	A3		5,640,000	6,007,700
U.S. Bank National Association, 6.375%, 8/1/2011	Aa3		85,000	86,644
USB Capital XIII Trust, 6.625%, 12/15/2039	A2		3,580,000	3,747,795
Wachovia Corp., 5.25%, 8/1/2014	A2		4,500,000	4,812,619

				28,206,149

3

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 1.9%
American Express Co., 8.125%, 5/20/2019	A3	$3,935,000	$4,909,593
American Express Co.[5] , 6.80%, 9/1/2066	Baa2	3,445,000	3,513,900
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	1,060,000	1,146,125
Discover Financial Services, 10.25%, 7/15/2019	Ba1	860,000	1,106,363

			10,675,981

Diversified Financial Services - 4.0%
Bank of America Corp., 5.75%, 8/15/2016	A3	3,715,000	3,921,383
Bank of America Corp., 7.625%, 6/1/2019	A2	3,315,000	3,839,430
Bank of America Corp.[6] , 5.13%, 2/24/2026	A2	2,720,000	2,650,091
Citigroup, Inc., 8.50%, 5/22/2019	A3	4,110,000	5,071,230
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	4,300,000	4,759,614
UPCB Finance III Ltd. (Cayman Islands)[2] , 6.625%, 7/1/2020	Ba3	1,435,000	1,406,300

			21,648,048

Insurance - 1.4%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	1,840,000	1,900,972
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,035,000	5,208,728
Hartford Financial Services Group, Inc.[5] , 8.125%, 6/15/2038	Ba1	580,000	635,100

			7,744,800

Real Estate Investment Trusts (REITS) - 7.2%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	2,750,000	2,720,396
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	4,837,417
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,405,978
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,043,732
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,112,602
HCP, Inc., 6.70%, 1/30/2018	Baa2	4,500,000	4,987,445
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	4,390,000	4,806,264
Host Hotels & Resorts LP, 6.375%, 3/15/2015	Ba1	740,000	755,725
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	2,665,000	3,211,178
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	2,365,000	2,547,964
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	Ba2	1,000,000	1,070,000
Simon Property Group LP, 10.35%, 4/1/2019	A3	3,670,000	5,058,570

			39,557,271

Total Financials			136,104,127

Health Care - 3.4%
Biotechnology - 0.9%
Amgen, Inc., 3.45%, 10/1/2020	A3	5,000,000	4,705,235

Health Care Equipment & Supplies - 0.8%
Alere, Inc., 9.00%, 5/15/2016	B3	1,300,000	1,384,500

4

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
CR Bard, Inc., 4.40%, 1/15/2021	A3		$800,000	$811,378
FMC Finance III S.A. (Luxembourg), 6.875%, 7/15/2017	Ba2		720,000	760,500
Fresenius US Finance II, Inc.[2] , 9.00%, 7/15/2015	Ba1		1,320,000	1,513,050

				4,469,428

Health Care Providers & Services - 1.1%
BioScrip, Inc., 10.25%, 10/1/2015	B3		795,000	827,794
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[4]	1,050,000	1,084,125
UnitedHealth Group, Inc., 4.70%, 2/15/2021	Baa1		4,000,000	4,043,884

				5,955,803

Life Sciences Tools & Services - 0.6%
PharmaNet Development Group, Inc.[2] , 10.875%, 4/15/2017	B3		825,000	907,500
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3		2,400,000	2,445,288

				3,352,788

Total Health Care				18,483,254

Industrials - 13.4%
Aerospace & Defense - 1.5%
The Boeing Co., 6.00%, 3/15/2019	A2		3,465,000	3,986,822
Textron, Inc., 7.25%, 10/1/2019	Baa3		3,790,000	4,369,764

				8,356,586

Air Freight & Logistics - 0.3%
Aguila 3 S.A. (Luxembourg)[2] , 7.875%, 1/31/2018	B2		1,110,000	1,132,200
FedEx Corp., 8.00%, 1/15/2019	Baa2		435,000	539,390

				1,671,590

Airlines - 1.6%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2		329,569	350,167
Continental Airlines, Inc.[2] , 6.75%, 9/15/2015	Ba2		1,000,000	1,008,750
Delta Air Lines Pass-Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	BBB	[4]	1,245,000	1,282,350
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1		1,177,346	1,215,609
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba3		365,000	357,700
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3		365,000	356,788
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3		3,925,000	4,191,853

				8,763,217

5

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 0.3%
Building Materials Corp. of America[2] , 6.875%, 8/15/2018	B1	$630,000	$644,175
Owens Corning, 9.00%, 6/15/2019	Ba1	840,000	992,763

			1,636,938

Commercial Services & Supplies - 1.2%
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba3	900,000	955,125
Garda World Security Corp. (Canada)[2] , 9.75%, 3/15/2017	B3	800,000	862,000
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	3,930,000	4,731,673

			6,548,798

Industrial Conglomerates - 3.0%
GE Capital Trust I5 , 6.375%, 11/15/2067	Aa3	3,545,000	3,629,194
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	2,150,000	2,324,406
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	3,105,000	3,285,146
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	3,695,000	4,060,217
General Electric Co., 5.25%, 12/6/2017	Aa2	2,100,000	2,286,898
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	800,000	819,394

			16,405,255

Machinery - 2.0%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,087,249
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,382,679
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,281,117
Uncle Acquisition 2010 Corp.[2] , 8.625%, 2/15/2019	B3	1,000,000	1,050,000

			10,801,045

Marine - 0.5%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	1,530,000	1,658,138
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	B3	740,000	767,750

			2,425,888

Road & Rail - 3.0%
CSX Corp., 6.00%, 10/1/2036	Baa3	4,530,000	4,699,037
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	7,865,000	7,795,985
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	4,097,702

			16,592,724

Total Industrials			73,202,041

Information Technology - 2.8%
Communications Equipment - 0.8%
Alcatel-Lucent USA, Inc., 6.50%, 1/15/2028	B1	1,000,000	860,000

6

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Communications Equipment (continued)
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	$3,705,000	$3,844,549

			4,704,549

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc., 4.25%, 8/15/2020	Baa1	2,500,000	2,477,037
CPI International Acquisition, Inc.[2] , 8.00%, 2/15/2018	B3	730,000	733,650

			3,210,687

IT Services - 0.9%
The Western Union Co., 5.253%, 4/1/2020	A3	4,810,000	4,999,586

Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	Ba3	475,000	494,000
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	830,000	927,525

			1,421,525

Software - 0.2%
Oracle Corp.[2] , 3.875%, 7/15/2020	A2	1,325,000	1,302,120

Total Information Technology			15,638,467

Materials - 5.7%
Chemicals - 0.9%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	3,435,000	3,917,377
Ferro Corp., 7.875%, 8/15/2018	B2	1,030,000	1,091,800

			5,009,177

Containers & Packaging - 0.3%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2] , 7.125%, 4/15/2019	Ba3	1,375,000	1,409,375

Metals & Mining - 3.2%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	2,236,013
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,450,000	1,526,690
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	5,460,000	5,380,322
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,813,810
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	1,000,000	1,066,465
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	2,000,000	1,974,512
FMG Resources August 2006 Pty., Ltd. (Australia)[2] , 6.875%, 2/1/2018	B1	720,000	750,600
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	655,000	697,575

			17,445,987

Paper & Forest Products - 1.3%
Georgia-Pacific LLC[2] , 8.25%, 5/1/2016	Ba2	910,000	1,026,025

7

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products (continued)
International Paper Co., 7.50%, 8/15/2021	Baa3	$5,330,000	$6,255,187

			7,281,212

Total Materials			31,145,751

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 1.3%
Inmarsat Finance plc (United Kingdom)[2] , 7.375%, 12/1/2017	Ba2	1,000,000	1,055,000
Intelsat Jackson Holdings S.A. (Luxembourg)[2] , 7.25%, 4/1/2019	B3	1,095,000	1,096,369
Intelsat Subsidiary Holding Co. S.A. (Bermuda)[2] , 8.875%, 1/15/2015	B3	995,000	1,022,362
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	2,765,000	2,750,912
Wind Acquisition Finance S.A. (Luxembourg)[2] , 11.75%, 7/15/2017	B2	905,000	1,040,750

			6,965,393

Wireless Telecommunication Services - 1.8%
CC Holdings GS V LLC - Crown Castle GS III Corp.[2] , 7.75%, 5/1/2017	Baa3	1,465,000	1,596,850
Crown Castle Towers LLC[2] , 6.113%, 1/15/2020	A2	4,070,000	4,411,282
Crown Castle Towers LLC[2] , 4.883%, 8/15/2020	A2	610,000	610,411
NII Capital Corp., 10.00%, 8/15/2016	B2	1,000,000	1,140,000
SBA Tower Trust[2] , 5.101%, 4/15/2017	A2	2,095,000	2,147,375

			9,905,918

Total Telecommunication Services			16,871,311

Utilities - 2.1%
Electric Utilities - 1.7%
Allegheny Energy Supply Co. LLC[2] , 5.75%, 10/15/2019	Baa3	2,385,000	2,432,586
Exelon Generation Co. LLC, 4.00%, 10/1/2020	A3	4,000,000	3,656,972
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,615,814

			9,705,372

Gas Utilities - 0.2%
Ferrellgas LP - Ferrellgas Finance Corp.[2] , 6.50%, 5/1/2021	Ba3	1,000,000	970,000

Independent Power Producers & Energy Traders - 0.2%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.125%, 6/30/2017	Ba1	389,076	423,121

8

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders (continued)
Mirant Mid Atlantic Pass-Through Trust, Series C, 10.06%, 12/30/2028	Ba1	$487,147	$549,258

			972,379

Total Utilities			11,647,751

Total Non-Convertible Corporate Bonds
(Identified Cost $391,963,339)			421,481,814

TOTAL CORPORATE BONDS (Identified Cost $399,984,936)			430,427,583

PREFERRED STOCKS - 2.2%

Financials - 2.2%
Commercial Banks - 1.0%
PNC Financial Services Group, Inc., Series K7 , 8.25%	Baa3	1,850,000	1,952,616
Wells Fargo & Co., Series K7 , 7.98%	Baa3	3,145,000	3,443,775

			5,396,391

Diversified Financial Services - 1.2%
Bank of America Corp., Series K7 , 8.00%	Ba3	3,350,000	3,602,490
JPMorgan Chase & Co., Series 1[7] , 7.90%	Baa1	2,985,000	3,265,918

			6,868,408

TOTAL PREFERRED STOCKS (Identified Cost $10,896,377)			12,264,799

ASSET-BACKED SECURITIES - 1.2%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	$78,188	78,797
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	112,730	114,773
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B5 , 2.005%, 4/15/2013	Aaa	300,000	303,402
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A (Cayman Islands)[2] , 3.72%, 2/15/2023	Aaa	260,000	260,650
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2] , 5.29%, 3/25/2016	Aaa	2,585,000	2,822,532
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2] , 3.74%, 2/25/2017	Aaa	2,360,000	2,422,902

9

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2002-4, Class A4[5] , 0.45%, 3/15/2017	Aaa		$347,186	$346,878

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,008,259)				6,349,934

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%
Americold LLC Trust, Series 2010-ARTA, Class A1[2] , 3.847%, 1/14/2029	AAA	[4]	429,373	435,118
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[5] , 5.741%, 5/10/2045	AAA	[4]	700,000	760,261
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		335,000	360,836
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		715,000	757,344
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[5] , 5.723%, 9/11/2038	Aaa		1,010,000	1,107,876
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[4]	650,000	697,174
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[5] , 5.733%, 3/15/2049	Aaa		575,000	626,826
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[5] , 5.769%, 6/10/2046	AAA	[4]	900,000	982,587
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2] , 3.156%, 7/10/2046	Aaa		1,295,439	1,291,601
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[5] , 5.89%, 7/10/2038	Aaa		1,695,000	1,854,324
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[5] , 5.28%, 1/12/2043	Aaa		350,000	373,228
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[5] , 5.202%, 12/15/2044	Aaa		1,670,000	1,789,616
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[5] , 5.863%, 4/15/2045	Aaa		560,000	615,343
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2] , 4.07%, 11/15/2043	Aaa		750,000	721,017
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[5] , 5.876%, 6/15/2038	Aaa		645,000	709,343
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[5] , 5.414%, 7/12/2046	Aaa		605,000	640,760
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[5] , 5.203%, 11/14/2042	Aaa		385,000	414,715
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A5 , 5.23%, 9/15/2042	Aaa		210,000	223,612

10

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount/ Shares		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I, Series 2011-C1, Class A2[2] , 3.884%, 9/15/2047	AAA	[4]		$200,000	$203,378
OBP Depositor LLC Trust, Series 2010-OBP, Class A2 , 4.646%, 7/15/2045	AAA	[4]		420,000	426,471
Vornado DP LLC, Series 2010-VNO, Class A2FX2 , 4.004%, 9/13/2028	AAA	[4]		1,195,000	1,148,021
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5] , 5.209%, 10/15/2044	Aaa			820,000	881,567
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[5] , 5.739%, 5/15/2043	Aaa			770,000	839,915
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5] , 6.011%, 6/15/2045	Aaa			900,000	980,014
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2] , 4.393%, 11/15/2043	Aaa			1,350,000	1,337,196

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $20,060,825)					20,178,143

FOREIGN GOVERNMENT BONDS - 0.6%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019
(Identified Cost $5,185,589)	Ba1		EUR	4,000,000	3,583,232

MUNICIPAL BONDS - 0.5%
New York City, G.O. Bond, 6.646%, 12/1/2031
(Identified Cost $2,500,000)	Aa2			$2,500,000	2,590,925

MUTUAL FUNDS - 1.6%
iShares iBoxx Investment Grade Corporate Bond Fund				81,330	8,799,906
John Hancock Preferred Income Fund				10,500	199,500

TOTAL MUTUAL FUNDS
(Identified Cost $7,604,479)					8,999,406

U.S. GOVERNMENT AGENCIES - 9.6%

Mortgage-Backed Securities - 9.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021				$4,503,609	4,887,567
Fannie Mae, Pool #995233, 5.50%, 10/1/2021				328,582	357,006
Fannie Mae, Pool #888017, 6.00%, 11/1/2021				352,649	385,600
Fannie Mae, Pool #995329, 5.50%, 12/1/2021				2,684,735	2,913,623
Fannie Mae, Pool #888136, 6.00%, 12/1/2021				460,271	503,277
Fannie Mae, Pool #888810, 5.50%, 11/1/2022				4,789,955	5,198,326
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024				277,267	300,240
Fannie Mae, Pool #918516, 5.50%, 6/1/2037				2,391,358	2,563,105
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040				5,762,944	6,278,349

11

Investment Portfolio - March 31, 2011 (unaudited)

Core Plus Bond Series	Principal Amount/ Shares	Value
Fannie Mae, Pool #889409, 6.00%, 5/1/2038	$13,490,335	$14,693,678
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,490,132	1,617,640
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	465,626	507,241
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	313,747	341,788
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	259,493	282,848
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	454,633	495,266
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	234,741	253,653
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	661,537	719,926
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	3,368,159	3,595,975
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	2,711,685	2,895,098
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	2,129,267	2,317,203
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,415,688	1,540,641

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $52,430,958)		52,648,050

SHORT-TERM INVESTMENTS - 1.7%
Dreyfus Cash Management, Inc. - Institutional Shares[8] , 0.12%,
(Identified Cost $9,211,016)	9,211,016	9,211,016

TOTAL INVESTMENTS - 99.8%
(Identified Cost $513,882,439)		546,253,088
OTHER ASSETS, LESS LIABILITIES - 0.2%		934,415

NET ASSETS - 100%		$547,187,503

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2011[9] :
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
4/29/2011	EUR 3,630,000	$5,092,890	$5,141,665	$(48,775)

*	Less than 0.1%

EUR - Euro currency

G.O. Bond - General Obligation Bond

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $55,996,522, or 10.2%, of the Series’ net assets as of March 31, 2011.

3Credit rating has been withdrawn. As of March 31, 2011, there is no rating available.

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the stated rate as of March 31, 2011.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of March 31, 2011.

7The rate shown is a fixed rate as of March 31, 2011; the rate becomes floating in 2049.

8Rate shown is the current yield as of March 31, 2011.

9The counterparty for all forward foreign currency exchange contracts is Bank of New York Mellon Corp.

12

Investment Portfolio - March 31, 2011 (unaudited)

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$513,890,996
Unrealized appreciation	$35,931,781
Unrealized depreciation	(3,569,689)

Net unrealized appreciation	$32,362,092

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities:
Financials	12,264,799	—	12,264,799	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	52,648,050	—	52,648,050	—
States and political subdivisions (municipals)	2,590,925	—	2,590,925	—
Corporate debt:				—
Consumer Discretionary	69,662,779	—	69,662,779	—
Consumer Staples	9,357,603	—	9,357,603	—
Energy	39,368,730	—	39,368,730	—
Financials	136,104,127	—	136,104,127	—
Health Care	18,483,254	—	18,483,254	—
Industrials	73,202,041	—	73,202,041	—
Information Technology	15,638,467	—	15,638,467	—
Materials	31,145,751	—	31,145,751	—
Telecommunication Services	16,871,311	—	16,871,311	—
Utilities	11,647,751	—	11,647,751	—
Convertible corporate debt:				—
Financials	2,823,281	—	2,823,281	—
Health Care	3,249,563	—	3,249,563	—
Information Technology	2,872,925	—	2,872,925	—
Asset-backed securities	6,349,934	—	6,349,934	—
Commercial mortgage-backed securities	20,178,143	—	20,178,143	—
Foreign Government bonds	3,583,232	—	3,583,232	—
Mutual funds	18,210,422	18,210,422	—	—
Other financial instruments**	—	—	—	—

Total assets	546,253,088	18,210,422	528,042,666	—

13

Investment Portfolio - March 31, 2011 (unaudited)

	$000,000,000	$000,000,000	$000,000,000	$000,000,000
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	(48,775)	—	(48,775)	—

Total liabilities	(48,775)	—	(48,775)	—

Total	$546,204,313	$18,210,422	$527,993,891	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - March 31, 2011 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS - 99.0%

Consumer Discretionary - 4.7%
Hotels, Restaurants & Leisure - 3.2%
7 Days Group Holdings, Ltd. - ADR (Cayman Islands)	15,377	$311,845
Accor S.A. (France)[1]	23,000	1,033,589
Hyatt Hotels Corp. - Class A*	19,840	853,914
Intercontinental Hotels Group plc (United Kingdom)[1]	45,900	940,625

		3,139,973

Household Durables - 1.5%
DR Horton, Inc.	36,500	425,225
Lennar Corp. - Class A	30,000	543,600
Toll Brothers, Inc.*	22,800	450,756

		1,419,581

Total Consumer Discretionary		4,559,554

Financials - 92.3%
Real Estate Management & Development - 2.1%
CB Richard Ellis Group, Inc. - Class A*	46,600	1,244,220
Renhe Commercial Holdings Co. Ltd. (China)[1]	1,900,000	354,151
Thomas Properties Group, Inc.*	122,000	408,700

		2,007,071

REITS - Apartments - 23.4%
American Campus Communities, Inc.	71,210	2,349,930
Apartment Investment & Management Co. - Class A	108,000	2,750,760
Associated Estates Realty Corp.	57,000	905,160
AvalonBay Communities, Inc.	25,070	3,010,406
Camden Property Trust	49,710	2,824,522
Education Realty Trust, Inc.	60,000	481,800
Equity Residential	52,000	2,933,320
Home Properties, Inc.	49,440	2,914,488
Mid-America Apartment Communities, Inc.	20,430	1,311,606
UDR, Inc.	127,550	3,108,393

		22,590,385

REITS - Diversified - 11.8%
British Land Co. plc (United Kingdom)[1]	108,000	957,203
Coresite Realty Corp.	63,000	997,920
Digital Realty Trust, Inc.	79,200	4,604,688
DuPont Fabros Technology, Inc.	123,000	2,982,750
Land Securities Group plc (United Kingdom)[1]	77,000	905,011
Morguard Real Estate Investment Trust (Canada)	58,690	882,620

		11,330,192

REITS - Health Care - 11.9%
Cogdell Spencer, Inc.	422,210	2,507,927

1

Investment Portfolio - March 31, 2011 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
REITS - Health Care (continued)
HCP, Inc.	70,790	$2,685,773
Health Care REIT, Inc.	49,520	2,596,829
Healthcare Realty Trust, Inc.	79,580	1,806,466
LTC Properties, Inc.	10,000	283,400
National Health Investors, Inc.	9,133	437,653
Omega Healthcare Investors, Inc.	52,230	1,166,818

		11,484,866

REITS - Hotels - 9.3%
DiamondRock Hospitality Co.	79,410	887,010
Host Hotels & Resorts, Inc.	182,030	3,205,548
LaSalle Hotel Properties	33,890	915,030
Pebblebrook Hotel Trust	138,000	3,056,700
Sunstone Hotel Investors, Inc.*	86,800	884,492

		8,948,780

REITS - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	39,030	2,250,079

REITS - Office Property - 16.0%
Alexandria Real Estate Equities, Inc.	36,420	2,839,667
BioMed Realty Trust, Inc.	269,000	5,116,380
Boston Properties, Inc.	32,120	3,046,582
Corporate Office Properties Trust	91,740	3,315,484
Mack-Cali Realty Corp.	33,400	1,132,260

		15,450,373

REITS - Regional Malls - 4.0%
General Growth Properties, Inc.*	54,370	841,648
Simon Property Group, Inc.	28,000	3,000,480

		3,842,128

REITS - Shopping Centers - 3.7%
Cedar Shopping Centers, Inc.	149,700	902,691
Equity One, Inc.	43,000	807,110
Tanger Factory Outlet Centers	71,720	1,881,933

		3,591,734

REITS - Single Tenant - 3.6%
National Retail Properties, Inc.	65,070	1,700,279
Realty Income Corp.	50,630	1,769,519

		3,469,798

REITS - Storage - 4.2%
Public Storage	24,700	2,739,477

2

Investment Portfolio - March 31, 2011 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
REITS - Storage (continued)
Sovran Self Storage, Inc.	33,000	$1,305,150

		4,044,627

Total Financials		89,010,033

Industrials - 0.9%
Transportation Infrastructure - 0.9%
Groupe Eurotunnel S.A. (France)[1]	83,000	882,035

Utilities - 1.1%
Electric Utilities - 1.1%
AET&D Holdings No. 1 Ltd. (Australia)[2]	125,000	—
Brookfield Infrastructure Partners LP - ADR (Bermuda)*	45,600	1,013,232

Total Utilities		1,013,232

TOTAL COMMON STOCKS (Identified Cost $75,993,586)		95,464,854

SHORT-TERM INVESTMENTS - 1.0%

Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.12% (Identified Cost $988,688)	988,688	988,688

TOTAL INVESTMENTS - 100.0%
(Identified Cost $76,982,274)		96,453,542
OTHER ASSETS, LESS LIABILITIES - 0.0%**		4,370

NET ASSETS - 100%		$96,457,912

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security

**Less than 0.01%

1Values were adjusted following the close of local trading using a factor from a third party vendor.

2Security has been valued at fair value.

3Rate shown is the current yield as of March 31, 2011.

3

Investment Portfolio - March 31, 2011 (unaudited)

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$76,986,437
Unrealized appreciation	$19,867,717
Unrealized depreciation	(400,612)

Net unrealized appreciation	$19,467,105

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*:
Consumer Discretionary	$4,559,554	$2,585,340	$1,974,214	$—	***
Financials	89,010,033	86,793,668	2,216,365	—
Industrials	882,035	—	882,035	—
Utilities	1,013,232	1,013,232	—	—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	988,688	988,688	—	—
Other financial instruments**	—	—	—	—

Total assets	96,453,542	91,380,928	5,072,614	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$96,453,542	$91,380,928	$5,072,614	$—

4

Investment Portfolio - March 31, 2011 (unaudited)

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where values were adjusted following the close of local trading using a factor from a third party vendor. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

***AET&D Holdings No.1 Ltd. is a Level 3 security as of March 31, 2011. However, there is no cost or market value for this security reported in the Investment Portfolio.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES - 94.6%

Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA2	$200,000	$180,780
Akron, Various Purposes Impt., Series B, G.O. Bond	5.000%	12/1/2031	AA2	300,000	292,806
American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1	150,000	154,292
Avon, Public Impt., Series B, G.O. Bond	5.000%	12/1/2023	Aa1	100,000	106,358
Avon, Public Impt., Series B, G.O. Bond	5.000%	12/1/2027	Aa1	200,000	206,280
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A1	200,000	221,578
Bedford Heights, Series A, G.O. Bond, AMBAC.	5.650%	12/1/2014	Aa3	20,000	21,315
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2029	Aa2	200,000	191,456
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2	100,000	97,394
Butler County, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa1	110,000	124,915
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa1	100,000	103,065
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3	500,000	462,705
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	A1	355,000	401,572
Cincinnati City School District, Construction & Impt., G.O. Bond, FGRNA	5.250%	12/1/2022	Aa2	115,000	129,136
Cincinnati City School District, Construction & Impt., G.O. Bond, FGRNA	5.250%	12/1/2025	Aa2	600,000	656,766
Cincinnati City School District, G.O. Bond	4.500%	6/1/2018	Aa2	100,000	109,666
Cincinnati City School District, G.O. Bond	5.000%	6/1/2031	Aa2	265,000	266,338
Cincinnati Water Systems, Series B, Revenue Bond, NATL	5.000%	12/1/2023	Aa1	600,000	638,304
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2021	Aa1	220,000	239,250
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	4.250%	12/1/2026	Aa1	170,000	168,647
Cleveland Heights & University Heights City School District, G.O. Bond	5.125%	12/1/2026	Aa2	200,000	204,036
Cleveland, Income Tax, Revenue Bond	5.250%	5/15/2024	AA2	500,000	520,910
Cleveland, Water Utility Impt., Series O, Revenue Bond, NATL	5.000%	1/1/2037	Aa1	380,000	364,051
Columbus City School District, Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa2	500,000	476,865
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2	500,000	450,695

1

Investment Portfolio - March 31, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)

Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	$250,000	$277,312
Columbus, Sewer Impt., Series A, Revenue Bond	4.250%	6/1/2030	Aa1	250,000	232,288
Cuyahoga Falls, G.O. Bond, NATL	5.000%	12/1/2021	Aa2	750,000	797,138
Delaware County, Capital Facilities, Series A, G.O. Bond	4.250%	12/1/2023	Aa1	100,000	101,148
Eaton Community City Schools, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2	500,000	463,365
Elyria City School District, G.O. Bond, XLCA	4.750%	12/1/2027	A1	100,000	98,187
Euclid, G.O. Bond, NATL	4.250%	12/1/2023	Aa2	465,000	467,534
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2028	Aa3	400,000	379,392
Fairborn School District, G.O. Bond, AGM	5.000%	12/1/2021	Aa3	400,000	423,016
Fairfield County, Building Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2018	Aa2	250,000	257,798
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	Aa3	315,000	317,807
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	523,315
Geneva Area City School District, G.O. Bond, NATL	4.500%	12/1/2030	Aa3	120,000	117,690
Granville Exempt Village School District, G.O. Bond, AGM	4.375%	12/1/2031	Aa1	500,000	464,255
Greater Cleveland Regional Transit Authority, Capital Impt., G.O. Bond, FGRNA	4.125%	12/1/2023	Aa2	450,000	429,502
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa2	415,000	382,983
Greene County, Revenue Bond	3.500%	12/1/2026	Aa2	300,000	255,126
Hamilton City School District, G.O. Bond, AGM .	4.250%	12/1/2030	Aa3	500,000	429,035
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2	100,000	100,331
Hamilton Electric System, Series A, Revenue Bond, AGC	4.125%	10/1/2024	Aa3	300,000	287,244
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3	100,000	94,690
Hamilton, Series A, Revenue Bond, AGC	4.125%	10/15/2023	Aa3	120,000	115,933
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	215,842
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	Aa3	275,000	282,689
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2036	Aa2	450,000	434,205
Indian Hill Exempt Village School District, School Impt., G.O. Bond	4.375%	12/1/2022	Aaa	250,000	256,922

2

Investment Portfolio - March 31, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)

Indian Lake Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.500%	12/1/2021	Aa3	$235,000	$240,797
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1	500,000	453,580
Kettering City School District, G.O. Bond, AGM	4.250%	12/1/2025	Aa2	750,000	716,858
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR3	500,000	448,725
Lakota Local School District, Series A, G.O. Bond, FGRNA	5.250%	12/1/2024	Aaa	210,000	232,785
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	Aa2	250,000	263,792
Lima, Revenue Bond, AGM	3.750%	12/1/2023	Aa3	225,000	218,180
Lima, Revenue Bond, AGM	4.300%	12/1/2029	Aa3	200,000	196,362
Lorain City School District, Unrefunded Balance, G.O. Bond, NATL	4.750%	12/1/2025	Aa2	335,000	339,499
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa2	200,000	199,986
Lucas County, Sewer & Water District Impt., G.O. Bond	4.100%	12/1/2027	AA2	100,000	98,687
Lucas County, Various Purposes Impt., G.O. Bond	4.500%	10/1/2035	Aa2	300,000	263,184
Mahoning County, Various Purposes Impt., Revenue Bond	4.375%	12/1/2035	Aa3	230,000	219,139
Mahoning County, Various Purposes Impt., Series B, G.O. Bond, AGC	4.375%	12/1/2035	Aa3	300,000	285,834
Marion, Limited Tax, Various Purposes Impt., Series A, G.O. Bond, AGM	4.300%	12/1/2030	Aa3	100,000	96,667
Marysville Exempt Village School District, G.O. Bond, AGM	5.000%	12/1/2023	Aa3	500,000	517,065
Marysville, Sewer & Wastewater, Revenue Bond, AGC, XLCA	4.750%	12/1/2046	Aa3	180,000	155,245
Mason, Limited Tax, Various Purposes Impt., G.O. Bond	4.250%	12/1/2027	Aaa	925,000	899,100
Maumee City School District, G.O. Bond, AGM	4.600%	12/1/2031	Aa3	260,000	247,517
Maumee, Public Impt., G.O. Bond, NATL	4.125%	12/1/2018	Aa2	375,000	394,185
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2	250,000	246,315
Middletown, Public Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa2	230,000	250,884
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa2	100,000	110,331
Monroe Local School District, G.O. Bond, AMBAC	5.500%	12/1/2024	Aa3	500,000	549,680
Montgomery County, Various Purposes Impt., G.O. Bond	3.000%	12/1/2019	Aa1	250,000	248,312

3

Investment Portfolio - March 31, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)

Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	Aa3		$200,000	$200,106
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa2		145,000	143,050
New Albany Plain Local School District, G.O. Bond, FGRNA	5.000%	12/1/2030	AA	[2]	140,000	134,238
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1		45,000	47,388
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1		85,000	89,511
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa1		95,000	100,042
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1		185,000	185,031
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGRNA	5.000%	12/1/2029	Aa1		130,000	125,853
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2		1,025,000	1,061,541
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	230,534
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		30,000	33,462
Ohio State, Infrastructure Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2017	Aa1		250,000	289,188
Ohio State, School Services, Series A, G.O. Bond	4.500%	9/15/2025	Aa1		700,000	703,010
Ohio State, Series C, G.O. Bond	5.000%	9/15/2020	Aa1		100,000	111,994
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1		800,000	769,928
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa		500,000	505,530
Painesville City Local School District, G.O. Bond, FGRNA	4.500%	12/1/2025	A1		170,000	168,909
Pickerington Local School District, G.O. Bond, NATL	4.250%	12/1/2034	Aa2		230,000	193,260
Portage County, Limited Tax, Sewer Impt., G.O. Bond, AGM	4.100%	12/1/2024	Aa2		200,000	201,830
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2020	AA	[2]	175,000	180,238
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A	[2]	225,000	197,559
South-Western City School District, Franklin & Pickway County, G.O. Bond, AGM	4.250%	12/1/2026	Aa2		600,000	577,350
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2032	Aa3		150,000	151,542

4

Investment Portfolio - March 31, 2011 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount/ Shares	Value

OHIO MUNICIPAL SECURITIES (continued)

Sugarcreek Local School District, G.O. Bond, AGM	4.250%	12/1/2031	Aa2		$750,000	$644,925
Summit County, Series R, G.O. Bond, FGRNA	5.500%	12/1/2018	Aa1		260,000	299,749
Summit County, Various Purposes Impt., Series R, G.O. Bond, FGRNA	5.500%	12/1/2019	Aa1		100,000	114,401
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2		270,000	276,175
Symmes Township, Limited Tax, Parkland Acquisition & Impt., G.O. Bond	5.250%	12/1/2037	Aa1		100,000	102,895
Tallmadge City School District, G.O. Bond, AGM	5.000%	12/1/2031	AA	[2]	200,000	201,106
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2		180,000	174,159
Tecumseh Local School District, G.O. Bond, FGRNA	4.750%	12/1/2027	A1		195,000	193,656
Toledo, Capital Impt., G.O. Bond, AGC	4.000%	12/1/2024	Aa3		100,000	92,451
Toledo, Waterworks, Revenue Bond, NATL	5.000%	11/15/2023	Aa3		100,000	101,919
Trotwood-Madison City School District, G.O. Bond, AGM	4.250%	12/1/2022	Aa3		250,000	245,118
Troy, Sewer Impt., G.O. Bond	4.750%	12/1/2024	Aa1		250,000	255,155
Twinsburg City School District, G.O. Bond, FGRNA	5.000%	12/1/2018	Aa2		100,000	109,255
Van Buren Local School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2016	Aa3		300,000	309,753
Vandalia Butler City School District, G.O. Bond	5.000%	12/1/2038	Aa2		500,000	494,790
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2		235,000	254,869
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AA	[2]	180,000	181,408
Warren County, Highway Impt., G.O. Bond	4.000%	12/1/2022	Aa1		100,000	101,788
Washington Court House City School District, G.O. Bond, FGRNA	5.000%	12/1/2029	A1		500,000	500,380
West Chester Township, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aaa		100,000	109,231
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2		15,000	15,046

TOTAL MUNICIPAL BONDS (Identified Cost $34,780,581)						34,065,959

SHORT-TERM INVESTMENTS - 3.2%

Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $1,161,374)					1,161,374	1,161,374

5

Investment Portfolio - March 31, 2011 (unaudited)

Ohio Tax Exempt Series	Value

TOTAL INVESTMENTS - 97.8% (Identified Cost $35,941,955)	$35,227,333
OTHER ASSETS, LESS LIABILITIES - 2.2%	793,793

NET ASSETS - 100%	$36,021,126

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2011, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: AGM - 25.2%; NATL -24.3%.

Federal Tax Information:

On March 31, 2011, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$35,941,955
Unrealized appreciation	$306,072
Unrealized depreciation	(1,020,694)

Net unrealized depreciation	$(714,622)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - March 31, 2011 (unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2011 in valuing the Series’ assets or liabilities carried at market value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	34,065,959	—	34,065,959	—
Mutual funds	1,161,374	1,161,374	—	—
Other financial instruments**	—	—	—	—

Total assets	35,227,333	1,161,374	34,065,959	—

Liabilities:
Other financial instruments**	—	—	—	—

Total liabilities	—	—	—	—

Total	$35,227,333	$1,161,374	$34,065,959	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2011, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2010 or March 31, 2011.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

ITEM 2: CONTROLS AND PROCEDURES

(a)    Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)    During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

May 27, 2011

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

May 27, 2011